CONSERVATIVE BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 90.5%
Common Stocks — 50.7%
Aerospace & Defense — 0.8%
BAE Systems PLC (United Kingdom)	7,305	$45,307
Boeing Co. (The)	24,350	4,024,081
General Dynamics Corp.	10,500	1,453,515
Howmet Aerospace, Inc.	17,280	288,922
Huntington Ingalls Industries, Inc.	1,900	267,425
L3Harris Technologies, Inc.	9,770	1,659,337
Lockheed Martin Corp.	11,220	4,300,401
Northrop Grumman Corp.	7,062	2,227,990
Raytheon Technologies Corp.	69,155	3,979,179
Singapore Technologies Engineering Ltd. (Singapore)	5,700	14,529
Teledyne Technologies, Inc.*	1,780	552,174
Textron, Inc.	10,400	375,336
TransDigm Group, Inc.	2,400	1,140,288
		20,328,484
Air Freight & Logistics — 0.4%
C.H. Robinson Worldwide, Inc.	6,300	643,797
Deutsche Post AG (Germany)	10,434	474,470
Expeditors International of Washington, Inc.	7,900	715,108
FedEx Corp.	10,880	2,736,538
SG Holdings Co. Ltd. (Japan)	7,300	378,789
United Parcel Service, Inc. (Class B Stock)	31,900	5,315,497
Yamato Holdings Co. Ltd. (Japan)	5,300	139,426
		10,403,625
Airlines — 0.1%
Alaska Air Group, Inc.	5,700	208,791
American Airlines Group, Inc.(a)	19,400	238,426
Delta Air Lines, Inc.	25,800	788,964
Southwest Airlines Co.	24,700	926,250
United Airlines Holdings, Inc.*	10,400	361,400
		2,523,831
Auto Components — 0.1%
Aptiv PLC	12,200	1,118,496
BorgWarner, Inc.	9,600	371,904
Cie Generale des Etablissements Michelin SCA (France)	3,208	341,999
		1,832,399
Automobiles — 0.2%
Daimler AG (Germany)	6,779	364,417
Fiat Chrysler Automobiles NV (United Kingdom)*	16,966	208,044
Ford Motor Co.	175,785	1,170,728
General Motors Co.	56,200	1,662,958
Mazda Motor Corp. (Japan)	2,100	12,250
Peugeot SA (France)*	14,533	263,482
Toyota Motor Corp. (Japan)	7,300	481,414
Volkswagen AG (Germany)*	111	19,383
		4,182,676
	Shares	Value
Common Stocks (continued)
Banks — 1.7%
Bank of America Corp.	346,941	$8,357,809
Bankinter SA (Spain)	51,479	221,299
BNP Paribas SA (France)*	4,633	167,942
BOC Hong Kong Holdings Ltd. (China)	121,000	321,701
Chiba Bank Ltd. (The) (Japan)	1,800	9,928
Citigroup, Inc.	94,135	4,058,160
Citizens Financial Group, Inc.	17,800	449,984
Comerica, Inc.	5,600	214,200
Commonwealth Bank of Australia (Australia)	1,441	65,923
Credit Agricole SA (France)*	2,755	24,107
Danske Bank A/S (Denmark)*	2,232	30,257
DBS Group Holdings Ltd. (Singapore)	25,400	373,030
DNB ASA (Norway)*	11,788	162,631
Fifth Third Bancorp	30,521	650,708
FinecoBank Banca Fineco SpA (Italy)*	2,088	28,820
First Republic Bank	7,700	839,762
Huntington Bancshares, Inc.	42,136	386,387
ING Groep NV (Netherlands)*	13,455	95,580
Intesa Sanpaolo SpA (Italy)*	57,706	108,340
Japan Post Bank Co. Ltd. (Japan)	1,400	10,905
JPMorgan Chase & Co.	138,345	13,318,473
KeyCorp	41,800	498,674
M&T Bank Corp.	5,800	534,122
Mebuki Financial Group, Inc. (Japan)	118,400	267,908
Mediobanca Banca di Credito Finanziario SpA (Italy)	14,916	116,885
Mizuho Financial Group, Inc. (Japan)	15,820	197,548
Oversea-Chinese Banking Corp. Ltd. (Singapore)	1,700	10,556
People’s United Financial, Inc.	18,300	188,673
PNC Financial Services Group, Inc. (The)	19,233	2,113,899
Raiffeisen Bank International AG (Austria)*	518	7,913
Regions Financial Corp.	40,203	463,541
Resona Holdings, Inc. (Japan)	57,000	193,763
Shinsei Bank Ltd. (Japan)	700	8,614
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	5,760	51,217
Sumitomo Mitsui Financial Group, Inc. (Japan)	4,500	124,991
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,000	53,109
SVB Financial Group*	2,400	577,488
Svenska Handelsbanken AB (Sweden) (Class A Stock)*	5,353	44,826
Swedbank AB (Sweden) (Class A Stock)*	21,422	335,691
Truist Financial Corp.	60,901	2,317,283
U.S. Bancorp	61,985	2,222,162
Wells Fargo & Co.	184,564	4,339,100
Zions Bancorp NA	6,350	185,547
		44,749,456
Beverages — 0.8%
Asahi Group Holdings Ltd. (Japan)	1,400	48,795
Brown-Forman Corp. (Class B Stock)	8,475	638,337
A1

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Carlsberg A/S (Denmark) (Class B Stock)	372	$50,125
Coca-Cola Co. (The)	174,901	8,634,862
Coca-Cola European Partners PLC (United Kingdom)	6,600	256,146
Coca-Cola HBC AG (Switzerland)*	720	17,787
Constellation Brands, Inc. (Class A Stock)	7,600	1,440,276
Kirin Holdings Co. Ltd. (Japan)	2,900	54,430
Molson Coors Beverage Co. (Class B Stock)	8,800	295,328
Monster Beverage Corp.*	16,900	1,355,380
PepsiCo, Inc.	63,207	8,760,490
		21,551,956
Biotechnology — 1.1%
AbbVie, Inc.	79,701	6,981,010
Alexion Pharmaceuticals, Inc.*	10,300	1,178,629
Amgen, Inc.	26,637	6,770,060
Biogen, Inc.*	7,460	2,116,253
CSL Ltd. (Australia)	110	22,738
Gilead Sciences, Inc.	56,700	3,582,873
Incyte Corp.*	8,200	735,868
Regeneron Pharmaceuticals, Inc.*	4,640	2,597,379
Vertex Pharmaceuticals, Inc.*	11,800	3,211,016
		27,195,826
Building Products — 0.2%
A.O. Smith Corp.	5,600	295,680
Allegion PLC	4,333	428,577
Carrier Global Corp.	35,702	1,090,339
Cie de Saint-Gobain (France)*	1,975	83,053
Fortune Brands Home & Security, Inc.	6,600	571,032
Geberit AG (Switzerland)	128	75,748
Johnson Controls International PLC	33,622	1,373,459
Kingspan Group PLC (Ireland)*	527	47,989
LIXIL Group Corp. (Japan)	900	18,102
Masco Corp.	11,900	656,047
Trane Technologies PLC	11,100	1,345,875
		5,985,901
Capital Markets — 1.3%
Ameriprise Financial, Inc.	5,520	850,687
Bank of New York Mellon Corp. (The)	36,458	1,251,968
BlackRock, Inc.	6,600	3,719,430
Cboe Global Markets, Inc.	5,100	447,474
Charles Schwab Corp. (The)	51,850	1,878,525
CME Group, Inc.	16,300	2,727,153
Credit Suisse Group AG (Switzerland)	8,463	84,764
E*TRADE Financial Corp.	9,720	486,486
Franklin Resources, Inc.	11,900	242,165
Goldman Sachs Group, Inc. (The)	15,400	3,094,938
Hargreaves Lansdown PLC (United Kingdom)	1,170	23,678
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	4,500	212,167
Intercontinental Exchange, Inc.	24,755	2,476,738
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Invesco Ltd.	16,000	$182,560
Magellan Financial Group Ltd. (Australia)	8,343	343,869
MarketAxess Holdings, Inc.	1,720	828,335
Moody’s Corp.	7,350	2,130,397
Morgan Stanley	54,580	2,638,943
MSCI, Inc.	4,000	1,427,120
Nasdaq, Inc.	5,500	674,905
Nomura Holdings, Inc. (Japan)	75,100	340,983
Northern Trust Corp.	9,600	748,512
Raymond James Financial, Inc.	5,900	429,284
S&P Global, Inc.	11,000	3,966,600
Schroders PLC (United Kingdom)	432	14,979
Singapore Exchange Ltd. (Singapore)	2,800	18,846
State Street Corp.	15,900	943,347
T. Rowe Price Group, Inc.	10,300	1,320,666
UBS Group AG (Switzerland)	36,124	402,701
		33,908,220
Chemicals — 0.9%
Air Products & Chemicals, Inc.	10,000	2,978,600
Akzo Nobel NV (Netherlands)	603	61,149
Albemarle Corp.(a)	5,100	455,328
Arkema SA (France)	240	25,420
BASF SE (Germany)	3,190	193,911
Celanese Corp.	5,600	601,720
CF Industries Holdings, Inc.	8,900	273,319
Corteva, Inc.	32,947	949,203
Covestro AG (Germany), 144A	594	29,547
Dow, Inc.	32,947	1,550,156
DuPont de Nemours, Inc.	33,247	1,844,544
Eastman Chemical Co.	6,400	499,968
Ecolab, Inc.	11,200	2,238,208
Evonik Industries AG (Germany)	756	19,568
FMC Corp.	6,200	656,642
International Flavors & Fragrances, Inc.(a)	5,000	612,250
LANXESS AG (Germany)	288	16,452
Linde PLC (United Kingdom)	23,800	5,667,494
LyondellBasell Industries NV (Class A Stock)	11,700	824,733
Mitsubishi Gas Chemical Co., Inc. (Japan)	600	11,146
Mitsui Chemicals, Inc. (Japan)	700	16,787
Mosaic Co. (The)	15,600	285,012
Nissan Chemical Corp. (Japan)	500	26,756
Nitto Denko Corp. (Japan)	600	39,131
PPG Industries, Inc.	11,000	1,342,880
Sherwin-Williams Co. (The)	3,750	2,612,775
Shin-Etsu Chemical Co. Ltd. (Japan)	1,200	156,624
Tosoh Corp. (Japan)	12,900	209,537
Yara International ASA (Norway)	1,334	51,339
		24,250,199
Commercial Services & Supplies — 0.2%
Cintas Corp.	3,900	1,298,037
Copart, Inc.*	9,800	1,030,568
Dai Nippon Printing Co. Ltd. (Japan)	14,600	295,780

A2

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Rentokil Initial PLC (United Kingdom)*	6,394	$44,114
Republic Services, Inc.	9,565	892,893
Rollins, Inc.	6,600	357,654
Secom Co. Ltd. (Japan)	800	73,186
Waste Management, Inc.	17,542	1,985,228
		5,977,460
Communications Equipment — 0.4%
Arista Networks, Inc.*	2,600	538,018
Cisco Systems, Inc.	192,300	7,574,697
F5 Networks, Inc.*	2,900	356,033
Juniper Networks, Inc.	14,200	305,300
Motorola Solutions, Inc.	7,689	1,205,712
Nokia OYJ (Finland)*	50,514	197,874
		10,177,634
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	975	22,094
Bouygues SA (France)	800	27,761
Eiffage SA (France)*	271	22,150
Jacobs Engineering Group, Inc.	6,300	584,451
Kajima Corp. (Japan)	24,400	293,799
Obayashi Corp. (Japan)	31,100	282,355
Quanta Services, Inc.	6,100	322,446
Taisei Corp. (Japan)	700	23,594
Vinci SA (France)	700	58,598
		1,637,248
Construction Materials — 0.1%
HeidelbergCement AG (Germany)	3,565	218,153
James Hardie Industries PLC, CDI	1,344	32,082
LafargeHolcim Ltd. (Switzerland)*	7,811	355,303
Martin Marietta Materials, Inc.	2,800	659,008
Taiheiyo Cement Corp. (Japan)	500	12,740
Vulcan Materials Co.	6,000	813,240
		2,090,526
Consumer Finance — 0.2%
American Express Co.	29,900	2,997,475
Capital One Financial Corp.	20,561	1,477,514
Discover Financial Services	13,940	805,453
Synchrony Financial	22,872	598,560
		5,879,002
Containers & Packaging — 0.2%
Amcor PLC	70,650	780,682
Avery Dennison Corp.	3,800	485,792
Ball Corp.	14,800	1,230,176
International Paper Co.	17,773	720,517
Packaging Corp. of America	4,200	458,010
Sealed Air Corp.	6,700	260,027
Smurfit Kappa Group PLC (Ireland)	775	30,380
Westrock Co.	10,444	362,825
		4,328,409
	Shares	Value
Common Stocks (continued)
Distributors — 0.0%
Genuine Parts Co.	6,500	$618,605
LKQ Corp.*	13,500	374,355
		992,960
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc. (Class B Stock)*	89,500	19,058,130
Groupe Bruxelles Lambert SA (Belgium)	390	35,216
M&G PLC (United Kingdom)	132,332	272,038
		19,365,384
Diversified Telecommunication Services — 0.8%
AT&T, Inc.	322,336	9,189,799
CenturyLink, Inc.(a)	41,379	417,514
Deutsche Telekom AG (Germany)	17,109	285,944
Iliad SA (France)	52	9,556
Nippon Telegraph & Telephone Corp. (Japan)	16,400	334,285
Orange SA (France)	6,900	71,805
Proximus SADP (Belgium)	560	10,210
Telecom Italia SpA (Italy), RSP	22,010	8,908
Telefonica Deutschland Holding AG (Germany)	52,242	134,022
United Internet AG (Germany)	357	13,653
Verizon Communications, Inc.	187,676	11,164,845
		21,640,541
Electric Utilities — 1.0%
Alliant Energy Corp.	11,200	578,480
American Electric Power Co., Inc.	22,460	1,835,656
Chubu Electric Power Co., Inc. (Japan)	22,900	278,547
CK Infrastructure Holdings Ltd. (Hong Kong)	6,000	28,189
Duke Energy Corp.(a)	33,261	2,945,594
Edison International	16,700	849,028
Endesa SA (Spain)	1,140	30,455
Enel SpA (Italy)	28,695	249,025
Entergy Corp.	8,900	876,917
Evergy, Inc.	10,600	538,692
Eversource Energy	15,200	1,269,960
Exelon Corp.	43,413	1,552,449
FirstEnergy Corp.	24,406	700,696
Fortum OYJ (Finland)	13,019	263,561
Iberdrola SA (Spain)	48,555	595,961
Kansai Electric Power Co., Inc. (The) (Japan)	11,700	113,324
NextEra Energy, Inc.	22,200	6,161,832
NRG Energy, Inc.	10,400	319,696
Pinnacle West Capital Corp.	5,300	395,115
PPL Corp.	34,200	930,582
Southern Co. (The)	47,800	2,591,716
Terna Rete Elettrica Nazionale SpA (Italy)	4,836	33,824
Tohoku Electric Power Co., Inc. (Japan)	1,500	15,050

A3

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Xcel Energy, Inc.	23,810	$1,643,128
		24,797,477
Electrical Equipment — 0.3%
ABB Ltd. (Switzerland)	17,980	456,808
AMETEK, Inc.	10,300	1,023,820
Eaton Corp. PLC	18,137	1,850,518
Emerson Electric Co.	27,000	1,770,390
Fuji Electric Co. Ltd. (Japan)	500	15,813
Rockwell Automation, Inc.	5,500	1,213,740
Schneider Electric SE (France)	4,417	547,445
Siemens Energy AG (Germany)*	1,327	35,771
		6,914,305
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	13,300	1,439,991
CDW Corp.	6,500	776,945
Corning, Inc.	34,200	1,108,422
FLIR Systems, Inc.	6,100	218,685
Hexagon AB (Sweden) (Class B Stock)*	3,791	285,938
Hirose Electric Co. Ltd. (Japan)	100	12,875
Hitachi Ltd. (Japan)	3,300	111,732
IPG Photonics Corp.*	1,700	288,949
Keysight Technologies, Inc.*	8,400	829,752
Murata Manufacturing Co. Ltd. (Japan)	2,100	135,567
TDK Corp. (Japan)	500	54,614
TE Connectivity Ltd.	14,900	1,456,326
Venture Corp. Ltd. (Singapore)	1,000	14,140
Zebra Technologies Corp. (Class A Stock)*	2,430	613,478
		7,347,414
Energy Equipment & Services — 0.1%
Baker Hughes Co.	28,798	382,725
Halliburton Co.	37,100	447,055
National Oilwell Varco, Inc.	14,100	127,746
Schlumberger NV	60,324	938,642
TechnipFMC PLC (United Kingdom)	18,400	116,104
		2,012,272
Entertainment — 1.0%
Activision Blizzard, Inc.	34,900	2,825,155
Electronic Arts, Inc.*	13,100	1,708,371
Live Nation Entertainment, Inc.*	6,000	323,280
Netflix, Inc.*	19,970	9,985,599
Nexon Co. Ltd. (Japan)	1,800	44,867
Nintendo Co. Ltd. (Japan)	800	454,239
Take-Two Interactive Software, Inc.*	5,300	875,666
Walt Disney Co. (The)	82,182	10,197,143
		26,414,320
Equity Real Estate Investment Trusts (REITs) — 1.3%
Alexandria Real Estate Equities, Inc.	5,780	924,800
American Tower Corp.	20,260	4,897,450
Apartment Investment & Management Co. (Class A Stock)	6,936	233,882
	Shares	Value
Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) (cont’d.)
AvalonBay Communities, Inc.	6,575	$981,910
Boston Properties, Inc.	6,500	521,950
British Land Co. PLC (The) (United Kingdom)	3,024	13,082
Crown Castle International Corp.	18,900	3,146,850
Daiwa House REIT Investment Corp. (Japan)	7	17,881
Digital Realty Trust, Inc.	12,100	1,775,796
Duke Realty Corp.	16,500	608,850
Equinix, Inc.	4,054	3,081,567
Equity Residential	16,300	836,679
Essex Property Trust, Inc.	3,150	632,488
Extra Space Storage, Inc.	5,800	620,542
Federal Realty Investment Trust	3,300	242,352
Gecina SA (France)	161	21,252
GLP J-REIT (Japan)	13	20,121
Goodman Group (Australia)	16,598	214,688
Healthpeak Properties, Inc.	23,400	635,310
Host Hotels & Resorts, Inc.	29,682	320,269
Iron Mountain, Inc.(a)	12,002	321,534
Japan Real Estate Investment Corp. (Japan)	5	25,618
Japan Retail Fund Investment Corp. (Japan)	9	13,962
Kimco Realty Corp.	18,700	210,562
Klepierre SA (France)	18,159	255,040
Mid-America Apartment Communities, Inc.	5,300	614,535
Nippon Building Fund, Inc. (Japan)	5	28,365
Orix JREIT, Inc. (Japan)	89	136,320
Prologis, Inc.	33,477	3,368,456
Public Storage	6,800	1,514,496
Realty Income Corp.	15,700	953,775
Regency Centers Corp.	7,900	300,358
SBA Communications Corp.	5,100	1,624,248
Simon Property Group, Inc.	14,193	918,003
SL Green Realty Corp.(a)	3,300	153,021
Stockland (Australia)	127,629	347,689
UDR, Inc.	13,000	423,930
Ventas, Inc.	16,318	684,703
Vornado Realty Trust(a)	6,325	213,216
Welltower, Inc.	18,800	1,035,692
Weyerhaeuser Co.	33,318	950,229
		33,841,471
Food & Staples Retailing — 0.8%
Coles Group Ltd. (Australia)	3,854	47,113
Colruyt SA (Belgium)*	200	12,976
Costco Wholesale Corp.	20,000	7,100,000
ICA Gruppen AB (Sweden)	361	18,362
J Sainsbury PLC (United Kingdom)	6,112	15,033
Koninklijke Ahold Delhaize NV (Netherlands)	13,656	404,513
Kroger Co. (The)	35,492	1,203,534
Seven & i Holdings Co. Ltd. (Japan)	2,600	80,392
Sysco Corp.	22,600	1,406,172
Walgreens Boots Alliance, Inc.	33,300	1,196,136
Walmart, Inc.	63,900	8,940,249

A4

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Wm Morrison Supermarkets PLC (United Kingdom)	8,409	$18,419
Woolworths Group Ltd. (Australia)	645	16,858
		20,459,757
Food Products — 0.6%
Archer-Daniels-Midland Co.	25,526	1,186,704
Campbell Soup Co.	7,900	382,123
Conagra Brands, Inc.	21,500	767,765
General Mills, Inc.	27,400	1,690,032
Hershey Co. (The)	6,700	960,378
Hormel Foods Corp.(a)	12,200	596,458
J.M. Smucker Co. (The)(a)	5,100	589,152
Kellogg Co.	11,800	762,162
Kraft Heinz Co. (The)	27,917	836,114
Lamb Weston Holdings, Inc.	6,600	437,382
McCormick & Co., Inc.(a)	5,820	1,129,662
MEIJI Holdings Co. Ltd. (Japan)	400	30,534
Mondelez International, Inc. (Class A Stock)	64,553	3,708,570
Nestle SA (Switzerland)	7,758	921,156
NH Foods Ltd. (Japan)	300	13,414
Orkla ASA (Norway)	2,598	26,221
Tate & Lyle PLC (United Kingdom)	7,241	62,136
Toyo Suisan Kaisha Ltd. (Japan)	300	15,867
Tyson Foods, Inc. (Class A Stock)	13,300	791,084
WH Group Ltd. (Hong Kong), 144A	389,000	318,351
Wilmar International Ltd. (China)	75,900	246,384
		15,471,649
Gas Utilities — 0.0%
Atmos Energy Corp.	5,900	563,981
Enagas SA (Spain)	1,262	29,064
Naturgy Energy Group SA (Spain)	9,092	182,369
Snam SpA (Italy)	6,780	34,882
		810,296
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	80,300	8,739,049
ABIOMED, Inc.*	2,060	570,744
Align Technology, Inc.*	3,300	1,080,288
Baxter International, Inc.	23,000	1,849,660
Becton, Dickinson & Co.	13,410	3,120,239
Boston Scientific Corp.*	64,967	2,482,389
Cooper Cos., Inc. (The)	2,240	755,149
Danaher Corp.	28,800	6,201,504
Dentsply Sirona, Inc.	9,600	419,808
DexCom, Inc.*	4,200	1,731,366
DiaSorin SpA (Italy)	274	55,145
Edwards Lifesciences Corp.*	28,500	2,274,870
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	2,001	43,951
Hologic, Inc.*	11,500	764,405
Hoya Corp. (Japan)	1,400	158,052
IDEXX Laboratories, Inc.*	3,900	1,533,129
Intuitive Surgical, Inc.*	5,320	3,774,753
Medtronic PLC	60,690	6,306,905
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ResMed, Inc.	6,700	$1,148,581
Siemens Healthineers AG (Germany), 144A	515	23,090
STERIS PLC	3,850	678,331
Stryker Corp.	14,600	3,042,202
Teleflex, Inc.	2,200	748,924
Varian Medical Systems, Inc.*	4,100	705,200
West Pharmaceutical Services, Inc.	3,500	962,150
Zimmer Biomet Holdings, Inc.	9,600	1,306,944
		50,476,828
Health Care Providers & Services — 1.3%
Alfresa Holdings Corp. (Japan)	700	15,324
AmerisourceBergen Corp.	6,900	668,748
Anthem, Inc.	11,500	3,088,785
Cardinal Health, Inc.	13,150	617,393
Centene Corp.*	26,250	1,531,162
Cigna Corp.	16,900	2,863,029
CVS Health Corp.	59,183	3,456,287
DaVita, Inc.*	4,000	342,600
Fresenius Medical Care AG & Co. KGaA (Germany)	4,123	348,000
Fresenius SE & Co. KGaA (Germany)	7,753	352,480
HCA Healthcare, Inc.	12,200	1,521,096
Henry Schein, Inc.*	6,800	399,704
Humana, Inc.	6,050	2,504,034
Laboratory Corp. of America Holdings*	4,600	866,042
McKesson Corp.	7,630	1,136,336
Medipal Holdings Corp. (Japan)	16,000	320,471
Quest Diagnostics, Inc.	6,200	709,838
Sonic Healthcare Ltd. (Australia)	1,599	38,078
Suzuken Co. Ltd. (Japan)	300	11,450
UnitedHealth Group, Inc.	43,160	13,455,993
Universal Health Services, Inc. (Class B Stock)	3,900	417,378
		34,664,228
Health Care Technology — 0.0%
Cerner Corp.	13,800	997,602
Hotels, Restaurants & Leisure — 0.8%
Carnival Corp.(a)	19,700	299,046
Chipotle Mexican Grill, Inc.*	1,270	1,579,512
Darden Restaurants, Inc.	5,950	599,403
Domino’s Pizza, Inc.	1,800	765,504
Evolution Gaming Group AB (Sweden), 144A	4,988	331,018
Flutter Entertainment PLC (Ireland)*	468	74,312
Galaxy Entertainment Group Ltd. (Macau)	3,000	20,290
GVC Holdings PLC (United Kingdom)*	2,013	25,150
Hilton Worldwide Holdings, Inc.	12,400	1,057,968
La Francaise des Jeux SAEM (France), 144A	312	11,478
Las Vegas Sands Corp.	15,600	727,896
Marriott International, Inc. (Class A Stock)	12,128	1,122,810
McDonald’s Corp.	33,700	7,396,813

A5

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
McDonald’s Holdings Co. Japan Ltd. (Japan)	1,100	$53,466
MGM Resorts International	20,800	452,400
Norwegian Cruise Line Holdings Ltd.*(a)	9,900	169,389
Royal Caribbean Cruises Ltd.(a)	7,600	491,948
Starbucks Corp.	52,900	4,545,168
Tabcorp Holdings Ltd. (Australia)	7,236	17,444
Wynn Resorts Ltd.	4,700	337,507
Yum! Brands, Inc.	13,600	1,241,680
		21,320,202
Household Durables — 0.3%
Barratt Developments PLC (United Kingdom)	3,530	21,609
Berkeley Group Holdings PLC (United Kingdom)	5,598	304,810
D.R. Horton, Inc.	15,000	1,134,450
Electrolux AB (Sweden) (Class B Stock)	800	18,674
Garmin Ltd.	6,500	616,590
Husqvarna AB (Sweden) (Class B Stock)	29,543	324,839
Iida Group Holdings Co. Ltd. (Japan)	2,700	54,554
Leggett & Platt, Inc.	5,400	222,318
Lennar Corp. (Class A Stock)	12,400	1,012,832
Mohawk Industries, Inc.*	2,940	286,915
Newell Brands, Inc.	15,914	273,084
NVR, Inc.*	160	653,299
Persimmon PLC (United Kingdom)	988	31,436
PulteGroup, Inc.	11,422	528,724
Rinnai Corp. (Japan)	200	19,511
SEB SA (France)	720	117,208
Sekisui House Ltd. (Japan)	2,200	38,812
Sony Corp. (Japan)	8,800	672,199
Whirlpool Corp.(a)	3,026	556,451
		6,888,315
Household Products — 0.9%
Church & Dwight Co., Inc.	11,100	1,040,181
Clorox Co. (The)(a)	5,700	1,197,969
Colgate-Palmolive Co.	38,800	2,993,420
Essity AB (Sweden) (Class B Stock)*	3,185	107,470
Henkel AG & Co. KGaA (Germany)	363	33,929
Kimberly-Clark Corp.	15,400	2,273,964
Lion Corp. (Japan)	800	16,460
Procter & Gamble Co. (The)	112,425	15,625,951
Reckitt Benckiser Group PLC (United Kingdom)	2,457	240,026
Unicharm Corp. (Japan)	1,400	62,764
		23,592,134
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	31,700	574,087
Industrial Conglomerates — 0.6%
3M Co.	26,100	4,180,698
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
CK Hutchison Holdings Ltd. (United Kingdom)	9,500	$57,543
DCC PLC (United Kingdom)	348	26,896
General Electric Co.	395,630	2,464,775
Honeywell International, Inc.	31,812	5,236,573
Roper Technologies, Inc.	4,920	1,943,941
Siemens AG (Germany)	2,653	335,176
Toshiba Corp. (Japan)	1,400	35,584
		14,281,186
Insurance — 0.9%
Admiral Group PLC (United Kingdom)	672	22,642
Aegon NV (Netherlands)	42,131	109,655
Aflac, Inc.	32,400	1,177,740
Ageas SA/NV (Belgium)	1,944	79,528
AIA Group Ltd. (Hong Kong)	11,800	116,976
Allianz SE (Germany)	1,467	281,389
Allstate Corp. (The)	14,200	1,336,788
American International Group, Inc.	38,239	1,052,720
Aon PLC (Class A Stock)	10,500	2,166,150
Arthur J. Gallagher & Co.	9,000	950,220
Assurant, Inc.	3,000	363,930
Aviva PLC (United Kingdom)	13,083	48,132
Chubb Ltd.	20,486	2,378,834
Cincinnati Financial Corp.	7,237	564,269
Direct Line Insurance Group PLC (United Kingdom)	4,750	16,525
Everest Re Group Ltd.	1,840	363,474
Gjensidige Forsikring ASA (Norway)	705	14,329
Globe Life, Inc.	4,325	345,567
Hartford Financial Services Group, Inc. (The)	16,400	604,504
Japan Post Holdings Co. Ltd. (Japan)	5,500	37,424
Japan Post Insurance Co. Ltd. (Japan)	9,100	142,996
Legal & General Group PLC (United Kingdom)	120,873	292,048
Lincoln National Corp.	8,318	260,603
Loews Corp.	11,275	391,806
Marsh & McLennan Cos., Inc.	23,100	2,649,570
MetLife, Inc.	34,850	1,295,374
MS&AD Insurance Group Holdings, Inc. (Japan)	1,600	42,915
NN Group NV (Netherlands)	10,176	381,965
Poste Italiane SpA (Italy), 144A	1,854	16,453
Principal Financial Group, Inc.	10,900	438,943
Progressive Corp. (The)	26,500	2,508,755
Sompo Holdings, Inc. (Japan)	1,200	41,348
Swiss Life Holding AG (Switzerland)	719	272,089
T&D Holdings, Inc. (Japan)	2,000	19,643
Travelers Cos., Inc. (The)	11,435	1,237,153
Tryg A/S (Denmark)	434	13,702
Unum Group	6,610	111,246
W.R. Berkley Corp.	6,500	397,475
Willis Towers Watson PLC	6,040	1,261,273
Zurich Insurance Group AG (Switzerland)	517	179,972
		23,986,125

A6

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 2.7%
Alphabet, Inc. (Class A Stock)*	13,620	$19,961,472
Alphabet, Inc. (Class C Stock)*	13,333	19,594,177
Facebook, Inc. (Class A Stock)*	109,030	28,554,957
Twitter, Inc.*	34,900	1,553,050
		69,663,656
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.*	19,280	60,707,514
Booking Holdings, Inc.*	1,920	3,284,506
eBay, Inc.	29,900	1,557,790
Etsy, Inc.*	4,900	595,987
Expedia Group, Inc.	6,150	563,893
Prosus NV (China)*	495	45,708
Zalando SE (Germany), 144A*	517	48,392
ZOZO, Inc. (Japan)	400	11,157
		66,814,947
IT Services — 2.8%
Accenture PLC (Class A Stock)	28,900	6,531,111
Akamai Technologies, Inc.*	7,500	829,050
Atos SE (France)*	335	26,980
Automatic Data Processing, Inc.	19,500	2,720,055
Broadridge Financial Solutions, Inc.	5,500	726,000
Capgemini SE (France)	1,571	201,458
Cognizant Technology Solutions Corp. (Class A Stock)	24,500	1,700,790
DXC Technology Co.	11,328	202,205
Fidelity National Information Services, Inc.	28,000	4,121,880
Fiserv, Inc.*	25,500	2,627,775
FleetCor Technologies, Inc.*	3,800	904,780
Fujitsu Ltd. (Japan)	3,000	410,539
Gartner, Inc.*	4,400	549,780
Global Payments, Inc.	13,577	2,411,004
GMO Payment Gateway, Inc. (Japan)	200	21,409
International Business Machines Corp.	40,200	4,891,134
Jack Henry & Associates, Inc.	3,500	569,065
Leidos Holdings, Inc.	6,400	570,560
Mastercard, Inc. (Class A Stock)	40,100	13,560,617
NEC Corp. (Japan)	900	52,651
Nomura Research Institute Ltd. (Japan)	9,700	285,651
Obic Co. Ltd. (Japan)	300	52,682
Otsuka Corp. (Japan)	400	20,467
Paychex, Inc.	14,800	1,180,596
PayPal Holdings, Inc.*	53,200	10,481,996
VeriSign, Inc.*	4,600	942,310
Visa, Inc. (Class A Stock)(a)	76,600	15,317,702
Western Union Co. (The)	17,610	377,382
		72,287,629
Leisure Products — 0.0%
Hasbro, Inc.	5,700	471,504
Shimano, Inc. (Japan)	300	59,029
		530,533
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	14,414	1,454,949
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,100	$567,006
Illumina, Inc.*	6,700	2,070,836
IQVIA Holdings, Inc.*	8,700	1,371,381
Mettler-Toledo International, Inc.*	1,100	1,062,325
PerkinElmer, Inc.	5,300	665,203
Sartorius Stedim Biotech (France)	96	33,131
Thermo Fisher Scientific, Inc.	18,040	7,965,021
Waters Corp.*	2,800	547,904
		15,737,756
Machinery — 0.8%
Alfa Laval AB (Sweden)*	1,071	23,670
Amada Co. Ltd. (Japan)	1,200	11,232
Atlas Copco AB (Sweden) (Class A Stock)	2,256	107,609
Atlas Copco AB (Sweden) (Class B Stock)	1,378	57,505
Caterpillar, Inc.	24,500	3,654,175
Cummins, Inc.	6,700	1,414,772
Deere & Co.	14,180	3,142,713
Dover Corp.	6,400	693,376
Epiroc AB (Sweden) (Class A Stock)	7,936	115,012
Epiroc AB (Sweden) (Class B Stock)	1,360	18,879
Flowserve Corp.	5,500	150,095
Fortive Corp.	14,250	1,085,993
GEA Group AG (Germany)	561	19,677
IDEX Corp.	3,510	640,259
Illinois Tool Works, Inc.	13,000	2,511,730
Ingersoll Rand, Inc.*	14,600	519,760
Knorr-Bremse AG (Germany)	168	19,810
Kone OYJ (Finland) (Class B Stock)	1,346	118,197
Makita Corp. (Japan)	700	33,451
MINEBEA MITSUMI, Inc. (Japan)	1,300	24,717
Nabtesco Corp. (Japan)	400	14,545
Otis Worldwide Corp.	18,601	1,161,074
PACCAR, Inc.	16,043	1,368,147
Parker-Hannifin Corp.	5,965	1,206,958
Pentair PLC	7,677	351,376
Sandvik AB (Sweden)*	3,888	75,827
Schindler Holding AG (Switzerland)	71	19,296
SKF AB (Sweden) (Class B Stock)	1,326	27,331
Snap-on, Inc.	2,400	353,112
Spirax-Sarco Engineering PLC (United Kingdom)	258	36,740
Stanley Black & Decker, Inc.	7,197	1,167,353
Techtronic Industries Co. Ltd. (Hong Kong)	7,000	93,240
Volvo AB (Sweden) (Class B Stock)*	5,107	98,454
Westinghouse Air Brake Technologies Corp.	7,951	492,008
Xylem, Inc.	8,500	715,020
Yangzijiang Shipbuilding Holdings Ltd. (China)	13,600	9,896
		21,553,009

A7

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Marine — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	12	$17,590
AP Moller - Maersk A/S (Denmark) (Class B Stock)	23	36,441
Kuehne + Nagel International AG (Switzerland)	190	36,913
		90,944
Media — 0.7%
Charter Communications, Inc. (Class A Stock)*	6,840	4,270,486
Comcast Corp. (Class A Stock)	206,080	9,533,261
Discovery, Inc. (Class A Stock)*(a)	6,000	130,620
Discovery, Inc. (Class C Stock)*	14,100	276,360
DISH Network Corp. (Class A Stock)*	11,017	319,823
Fox Corp. (Class A Stock)	14,200	395,186
Fox Corp. (Class B Stock)	6,633	185,525
Interpublic Group of Cos., Inc. (The)	16,431	273,905
News Corp. (Class A Stock)	16,175	226,773
News Corp. (Class B Stock)	4,800	67,104
Omnicom Group, Inc.	9,300	460,350
Publicis Groupe SA (France)	5,642	182,354
Telenet Group Holding NV (Belgium)	6,020	233,833
ViacomCBS, Inc. (Class B Stock)(a)	23,830	667,478
WPP PLC (United Kingdom)	1,586	12,465
		17,235,523
Metals & Mining — 0.2%
Anglo American PLC (South Africa)	13,228	318,802
Antofagasta PLC (Chile)	1,380	18,130
ArcelorMittal SA (Luxembourg)*	2,502	33,451
BHP Group Ltd. (Australia)	10,236	261,626
BHP Group PLC (Australia)	13,769	293,381
Boliden AB (Sweden)	2,553	75,782
Fortescue Metals Group Ltd. (Australia)	33,391	391,948
Freeport-McMoRan, Inc.	63,788	997,644
Newcrest Mining Ltd. (Australia)	3,951	88,492
Newmont Corp.	36,300	2,303,235
Nucor Corp.	14,000	628,040
Rio Tinto Ltd. (Australia)	1,286	87,210
Rio Tinto PLC (Australia)	9,526	572,014
Sumitomo Metal Mining Co. Ltd. (Japan)	900	27,844
		6,097,599
Multiline Retail — 0.3%
Dollar General Corp.	11,400	2,389,668
Dollar Tree, Inc.*	10,965	1,001,543
Next PLC (United Kingdom)	468	35,794
Pan Pacific International Holdings Corp. (Japan)	1,500	34,898
Target Corp.	22,600	3,557,692
Wesfarmers Ltd. (Australia)	3,921	125,357
		7,144,952
Multi-Utilities — 0.5%
AGL Energy Ltd. (Australia)	2,317	22,653
	Shares	Value
Common Stocks (continued)
Multi-Utilities (cont’d.)
Ameren Corp.	11,500	$909,420
CenterPoint Energy, Inc.(a)	22,500	435,375
CMS Energy Corp.	13,100	804,471
Consolidated Edison, Inc.	15,000	1,167,000
Dominion Energy, Inc.	37,915	2,992,631
DTE Energy Co.	9,000	1,035,360
National Grid PLC (United Kingdom)	10,816	124,160
NiSource, Inc.	17,300	380,600
Public Service Enterprise Group, Inc.	22,400	1,229,984
Sempra Energy	13,219	1,564,601
WEC Energy Group, Inc.	14,213	1,377,239
		12,043,494
Oil, Gas & Consumable Fuels — 1.0%
Apache Corp.	13,914	131,766
Cabot Oil & Gas Corp.	17,000	295,120
Chevron Corp.	84,522	6,085,584
Concho Resources, Inc.	8,900	392,668
ConocoPhillips	48,477	1,591,985
Devon Energy Corp.	13,500	127,710
Diamondback Energy, Inc.	7,200	216,864
ENEOS Holdings, Inc. (Japan)	10,800	38,412
EOG Resources, Inc.	26,300	945,222
Equinor ASA (Norway)	3,481	49,464
Exxon Mobil Corp.	191,299	6,567,295
Hess Corp.	11,300	462,509
HollyFrontier Corp.	5,400	106,434
Inpex Corp. (Japan)	21,800	116,521
Kinder Morgan, Inc.	86,098	1,061,588
Koninklijke Vopak NV (Netherlands)	256	14,440
Lundin Energy AB (Sweden)	3,583	71,349
Marathon Oil Corp.	28,782	117,718
Marathon Petroleum Corp.	29,419	863,153
Neste OYJ (Finland)	1,469	77,151
Noble Energy, Inc.	16,800	143,640
Occidental Petroleum Corp.	39,104	391,431
OMV AG (Austria)*	6,338	173,777
ONEOK, Inc.	19,300	501,414
Origin Energy Ltd. (Australia)	6,143	18,981
Phillips 66	19,738	1,023,218
Pioneer Natural Resources Co.	7,450	640,625
Royal Dutch Shell PLC (Netherlands) (Class A Stock)	14,702	182,616
Royal Dutch Shell PLC (Netherlands) (Class B Stock)	3,301	40,016
Santos Ltd. (Australia)	60,705	213,928
TOTAL SE (France)	8,086	275,882
Valero Energy Corp.	18,900	818,748
Williams Cos., Inc. (The)	52,900	1,039,485
		24,796,714
Paper & Forest Products — 0.0%
Mondi PLC (United Kingdom)	1,588	33,451
Personal Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,400	2,269,800
L’Oreal SA (France)	351	114,105

A8

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Products (cont’d.)
Unilever NV (United Kingdom)	10,089	$608,546
Unilever PLC (United Kingdom)	4,083	251,337
		3,243,788
Pharmaceuticals — 2.3%
Astellas Pharma, Inc. (Japan)	23,400	348,660
AstraZeneca PLC (United Kingdom)	1,570	171,419
Bayer AG (Germany)	1,978	121,808
Bristol-Myers Squibb Co.	102,370	6,171,887
Catalent, Inc.*	7,000	599,620
Chugai Pharmaceutical Co. Ltd. (Japan)	7,900	354,379
Eisai Co. Ltd. (Japan)	800	72,881
Eli Lilly & Co.	36,400	5,387,928
GlaxoSmithKline PLC (United Kingdom)	32,529	608,567
Hikma Pharmaceuticals PLC (Jordan)	512	17,101
Ipsen SA (France)	135	14,153
Johnson & Johnson	119,558	17,799,795
Merck & Co., Inc.	114,233	9,475,627
Mylan NV*(a)	23,300	345,539
Novartis AG (Switzerland)	10,988	952,561
Novo Nordisk A/S (Denmark) (Class B Stock)	6,084	420,467
Ono Pharmaceutical Co. Ltd. (Japan)	1,400	44,113
Orion OYJ (Finland) (Class B Stock)	2,255	101,893
Otsuka Holdings Co. Ltd. (Japan)	3,300	139,677
Perrigo Co. PLC	6,200	284,642
Pfizer, Inc.	251,270	9,221,609
Recordati Industria Chimica e Farmaceutica SpA (Italy)	354	18,133
Roche Holding AG (Switzerland)	3,274	1,121,493
Sanofi (France)	6,788	678,659
Shionogi & Co. Ltd. (Japan)	2,700	144,477
UCB SA (Belgium)	440	49,950
Zoetis, Inc.	21,500	3,555,455
		58,222,493
Professional Services — 0.2%
Adecco Group AG (Switzerland)	513	26,994
Equifax, Inc.	5,500	862,950
Experian PLC (United Kingdom)	3,125	117,509
IHS Markit Ltd.	18,000	1,413,180
Nielsen Holdings PLC	13,200	187,176
Nihon M&A Center, Inc. (Japan)	6,400	365,975
Persol Holdings Co. Ltd. (Japan)	600	9,766
Randstad NV (Netherlands)*	414	21,602
Robert Half International, Inc.	4,700	248,818
Teleperformance (France)	31	9,559
Verisk Analytics, Inc.	7,400	1,371,294
		4,634,823
Real Estate Management & Development — 0.0%
Aroundtown SA (Germany)*	3,861	19,414
CBRE Group, Inc. (Class A Stock)*	15,600	732,732
CK Asset Holdings Ltd. (Hong Kong)	11,500	56,434
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Daito Trust Construction Co. Ltd. (Japan)	300	$26,582
Deutsche Wohnen SE (Germany)	1,255	62,748
Henderson Land Development Co. Ltd. (Hong Kong)	6,000	22,258
Mitsubishi Estate Co. Ltd. (Japan)	4,100	61,799
Sino Land Co. Ltd. (Hong Kong)	116,000	135,999
Swire Properties Ltd. (Hong Kong)	4,200	11,128
Vonovia SE (Germany)	1,781	122,079
		1,251,173
Road & Rail — 0.5%
Aurizon Holdings Ltd. (Australia)	6,940	21,190
CSX Corp.	34,600	2,687,382
J.B. Hunt Transport Services, Inc.	4,100	518,158
Kansas City Southern	4,300	777,569
Norfolk Southern Corp.	11,600	2,482,284
Old Dominion Freight Line, Inc.	4,265	771,624
Union Pacific Corp.	31,000	6,102,970
		13,361,177
Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc.*	53,000	4,345,470
Analog Devices, Inc.	16,658	1,944,655
Applied Materials, Inc.	42,000	2,496,900
ASML Holding NV (Netherlands)	1,459	538,085
Broadcom, Inc.	18,260	6,652,483
Intel Corp.	191,500	9,915,870
KLA Corp.	7,050	1,365,867
Lam Research Corp.	6,570	2,179,598
Maxim Integrated Products, Inc.	12,400	838,364
Microchip Technology, Inc.	11,100	1,140,636
Micron Technology, Inc.*	50,300	2,362,088
NVIDIA Corp.	27,990	15,148,748
Qorvo, Inc.*	5,407	697,557
QUALCOMM, Inc.	50,900	5,989,912
Skyworks Solutions, Inc.	7,600	1,105,800
STMicroelectronics NV (Switzerland)	2,333	71,721
SUMCO Corp. (Japan)	900	12,645
Teradyne, Inc.	6,900	548,274
Texas Instruments, Inc.	41,900	5,982,901
Tokyo Electron Ltd. (Japan)	1,800	469,592
Xilinx, Inc.	11,000	1,146,640
		64,953,806
Software — 4.6%
Adobe, Inc.*	21,970	10,774,747
ANSYS, Inc.*	4,000	1,308,920
Autodesk, Inc.*	10,000	2,310,100
Cadence Design Systems, Inc.*	12,700	1,354,201
Check Point Software Technologies Ltd. (Israel)*(a)	2,800	336,952
Citrix Systems, Inc.	5,400	743,634
Fortinet, Inc.*	6,100	718,641
Intuit, Inc.	11,980	3,907,996
Microsoft Corp.	343,920	72,336,694
NortonLifeLock, Inc.	26,678	555,970

A9

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Oracle Corp.	89,500	$5,343,150
Paycom Software, Inc.*	2,220	691,086
salesforce.com, Inc.*	40,950	10,291,554
SAP SE (Germany)	2,724	423,330
ServiceNow, Inc.*	8,870	4,301,950
Synopsys, Inc.*	7,000	1,497,860
Trend Micro, Inc. (Japan)	500	30,511
Tyler Technologies, Inc.*	1,950	679,692
		117,606,988
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	3,100	475,850
AutoZone, Inc.*	1,100	1,295,404
Best Buy Co., Inc.	10,625	1,182,456
CarMax, Inc.*	7,500	689,325
Fast Retailing Co. Ltd. (Japan)	200	125,550
Gap, Inc. (The)	9,500	161,785
Hikari Tsushin, Inc. (Japan)	1,100	261,617
Home Depot, Inc. (The)	48,850	13,566,134
Industria de Diseno Textil SA (Spain)	2,833	78,879
JD Sports Fashion PLC (United Kingdom)	27,482	286,625
Kingfisher PLC (United Kingdom)	17,094	65,387
L Brands, Inc.	9,106	289,662
Lowe’s Cos., Inc.	34,200	5,672,412
Nitori Holdings Co. Ltd. (Japan)	300	62,315
O’Reilly Automotive, Inc.*	3,400	1,567,672
Ross Stores, Inc.	16,100	1,502,452
Tiffany & Co.	5,220	604,737
TJX Cos., Inc. (The)	54,200	3,016,230
Tractor Supply Co.	5,300	759,702
Ulta Beauty, Inc.*	2,600	582,348
Yamada Holdings Co. Ltd. (Japan)	2,300	11,462
		32,258,004
Technology Hardware, Storage & Peripherals — 3.4%
Apple, Inc.	729,940	84,534,351
Brother Industries Ltd. (Japan)	1,300	20,636
Hewlett Packard Enterprise Co.	55,348	518,611
HP, Inc.	64,448	1,223,868
Logitech International SA (Switzerland)	4,871	375,668
NetApp, Inc.	9,900	434,016
Seagate Technology PLC(a)	10,000	492,700
Western Digital Corp.	13,403	489,880
Xerox Holdings Corp.	8,190	153,726
		88,243,456
Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.	15,400	242,550
LVMH Moet Hennessy Louis Vuitton SE (France)	721	337,163
NIKE, Inc. (Class B Stock)	56,100	7,042,794
Pandora A/S (Denmark)	342	24,482
PVH Corp.	3,700	220,668
Ralph Lauren Corp.	2,500	169,925
Swatch Group AG (The) (Switzerland)	77	3,457
Tapestry, Inc.	10,100	157,863
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Under Armour, Inc. (Class A Stock)*	7,500	$84,225
Under Armour, Inc. (Class C Stock)*	7,374	72,560
VF Corp.	14,500	1,018,625
		9,374,312
Tobacco — 0.4%
Altria Group, Inc.	84,100	3,249,624
British American Tobacco PLC (United Kingdom)	16,486	591,709
Imperial Brands PLC (United Kingdom)	19,804	349,423
Japan Tobacco, Inc. (Japan)	19,800	361,149
Philip Morris International, Inc.	70,500	5,286,795
Swedish Match AB (Sweden)	567	46,336
		9,885,036
Trading Companies & Distributors — 0.2%
AerCap Holdings NV (Ireland)*	9,600	241,824
Ashtead Group PLC (United Kingdom)	1,560	56,109
Brenntag AG (Germany)	4,083	259,275
Bunzl PLC (United Kingdom)	1,184	38,227
Fastenal Co.	26,000	1,172,340
Ferguson PLC	4,211	424,380
ITOCHU Corp. (Japan)	4,700	120,175
Marubeni Corp. (Japan)	5,300	30,046
Mitsui & Co. Ltd. (Japan)	21,200	363,884
MonotaRO Co. Ltd. (Japan)	500	24,826
United Rentals, Inc.*(a)	3,300	575,850
W.W. Grainger, Inc.	2,040	727,811
		4,034,747
Water Utilities — 0.0%
American Water Works Co., Inc.	8,500	1,231,480
Wireless Telecommunication Services — 0.1%
KDDI Corp. (Japan)	16,000	403,414
SoftBank Corp. (Japan)	9,900	110,665
SoftBank Group Corp. (Japan)	5,300	329,498
T-Mobile US, Inc.*	26,200	2,996,232
		3,839,809

Total Common Stocks (cost $380,600,542)		1,310,022,704
Exchange-Traded Funds — 0.4%
iShares Core S&P 500 ETF(a)	31,150	10,468,269
iShares MSCI EAFE ETF	3,459	220,165

Total Exchange-Traded Funds (cost $7,924,028)		10,688,434
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	75	4,094
Banks — 0.0%
Citigroup Capital XIII, 6.638%, (Capital Security, fixed to floating preferred)	20,000	539,600

A10

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Capital Markets — 0.1%
State Street Corp., 5.350%, (Capital Security, fixed to floating preferred)(rr)	30,000	$831,900
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	612	63,963

Total Preferred Stocks (cost $1,306,136)		1,439,557

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 7.4%
Automobiles — 2.0%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class C
3.500%	01/18/24		1,200	1,248,259
Series 2019-01, Class B
3.130%	02/18/25		600	622,796
Series 2019-01, Class C
3.360%	02/18/25		700	738,699
Series 2019-02, Class C
2.740%	04/18/25		1,400	1,460,384
Series 2019-03, Class C
2.320%	07/18/25		2,300	2,372,341
Series 2020-02, Class C
1.480%	02/18/26		400	405,242
Avis Budget Rental Car Funding AESOP LLC,
Series 2018-02A, Class A, 144A
4.000%	03/20/25		1,100	1,176,442
Series 2019-02A, Class A, 144A
3.350%	09/22/25		2,000	2,111,728
Series 2019-03A, Class A, 144A
2.360%	03/20/26		2,700	2,756,920
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,300	1,328,602
Ford Auto Securitization Trust (Canada),
Series 2019-BA, Class A2, 144A
2.321%	10/15/23	CAD	1,700	1,294,198
Ford Credit Auto Owner Trust,
Series 2017-02, Class A, 144A
2.360%	03/15/29		4,200	4,350,136
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,700	2,974,071
Series 2018-02, Class A, 144A
3.470%	01/15/30		2,200	2,373,310
Series 2019-01, Class A, 144A
3.520%	07/15/30		3,300	3,607,373
Series 2020-01, Class A, 144A
2.040%	08/15/31		2,500	2,619,084
Ford Credit Floorplan Master Owner Trust,
Series 2017-03, Class A
2.480%	09/15/24		1,400	1,453,873
Series 2018-02, Class A
3.170%	03/15/25		9,700	10,297,694
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
GM Financial Consumer Automobile Receivables Trust,
Series 2018-04, Class C
3.620%	06/17/24	300	$317,198
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	3,181	3,221,576
Series 2019-01A, Class A, 144A
3.630%	09/14/27	3,600	3,932,043
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	600	607,280
Series 2020-03, Class C
1.120%	01/15/26	1,800	1,801,597
			53,070,846
Collateralized Loan Obligations — 3.4%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
1.648%(c)	07/22/32	2,500	2,499,992
ArrowMark Colorado Holdings (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.555%(c)	07/15/29	500	497,456
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	07/15/29	999	992,254
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
1.093%(c)	01/17/28	904	899,192
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AS, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.525%(c)	04/15/29	2,500	2,489,617
CBAM Ltd. (Cayman Islands),
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)
1.632%(c)	10/20/32	4,000	3,989,512
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.473%(c)	10/17/31	7,000	6,887,954
Galaxy CLO Ltd. (Cayman Islands),
Series 2018-29A, Class A, 144A, 3 Month LIBOR + 0.790% (Cap N/A, Floor 0.000%)
1.070%(c)	11/15/26	724	720,207
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
1.285%(c)	04/15/31	1,000	985,233
HPS Loan Management Ltd. (Cayman Islands),
Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
1.578%(c)	07/22/32	2,500	2,492,487

A11

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.249%(c)	02/05/31	248	$244,351
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
1.412%(c)	10/19/28	7,000	6,953,605
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
1.536%(c)	10/23/29	1,250	1,237,815
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
1.742%(c)	04/20/32	4,750	4,734,468
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
1.447%(c)	10/20/31	4,237	4,182,179
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
1.391%(c)	04/21/31	3,483	3,416,836
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
1.395%(c)	07/15/31	2,500	2,460,244
Ocean Trails CLO Ltd. (Cayman Islands),
Series 2019-07A, Class A1, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.673%(c)	04/17/30	1,750	1,746,246
OCP CLO Ltd. (Cayman Islands),
Series 2019-17A, Class A1, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
1.602%(c)	07/20/32	7,000	6,993,191
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
1.353%(c)	04/17/31	2,977	2,925,275
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
1.518%(c)	10/30/30	742	737,194
Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)
1.662%(c)	07/20/32	2,500	2,485,112
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1R2, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
1.372%(c)	07/20/30	5,000	4,945,639
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.485%(c)	11/14/29	500	497,199
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)
1.573%(c)	07/17/26	1,124	1,122,974
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
TIAA CLO Ltd. (Cayman Islands),
Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)
1.472%(c)	07/20/31	1,750	$1,736,994
Trimaran Cavu Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
1.732%(c)	07/20/32	7,500	7,480,620
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.455%(c)	01/25/31	1,750	1,735,043
Venture CLO Ltd. (Cayman Islands),
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)
1.155%(c)	07/15/27	794	788,834
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.423%(c)	01/17/31	2,000	1,962,560
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.472%(c)	10/20/31	3,750	3,712,426
York CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.608%(c)	07/22/32	2,000	1,995,226
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)
1.645%(c)	07/15/29	1,227	1,225,007
			87,772,942
Consumer Loans — 0.2%
OneMain Financial Issuance Trust,
Series 2017-01A, Class A2, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
0.951%(c)	09/14/32	821	821,224
Series 2020-01A, Class A, 144A
3.840%	05/14/32	800	841,354
Series 2020-02A, Class A, 144A
1.750%	09/14/35	1,400	1,410,208
Oportun Funding LLC,
Series 2018-C, Class A, 144A
4.100%	10/08/24	1,100	1,119,245
Series 2018-D, Class A, 144A
4.150%	12/09/24	800	814,881
			5,006,912
Equipment — 0.2%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,100	2,212,970
Series 2018-A, Class A5, 144A
3.610%	03/10/42	500	537,778
Series 2019-A, Class A5, 144A
3.080%	11/12/41	1,600	1,738,108

A12

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Equipment (cont’d.)
Series 2019-B, Class A5, 144A
2.290%	11/12/41		1,600	$1,713,939
				6,202,795
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2002-HE03, Class M1, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)
1.798%(c)	03/25/33		58	59,542
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	07/25/32		18	17,904
				77,446
Other — 0.2%
Sierra Timeshare Receivables Funding LLC,
Series 2018-02A, Class A, 144A
3.500%	06/20/35		743	772,843
Series 2019-02A, Class A, 144A
2.590%	05/20/36		1,168	1,199,685
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.948%(c)	06/25/24		2,240	2,112,635
				4,085,163
Residential Mortgage-Backed Securities — 0.4%
Credit Suisse Mortgage Trust,
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58		1,027	1,031,394
CWABS, Inc., Asset-Backed Certificates,
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)
0.898%(c)	03/25/34		442	439,378
Legacy Mortgage Asset Trust,
Series 2019-GS02, Class A1, 144A
3.750%	01/25/59		158	160,297
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59		955	957,034
Series 2019-SL01, Class A, 144A
4.000%(cc)	12/28/54		106	107,428
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)
0.943%(c)	06/25/34		153	148,550
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		1,025	1,056,234
TFS (Spain),
Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%
2.900%(c)	04/16/23	EUR	1,817	2,002,379
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57		674	698,299
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
0.748%(c)	02/25/57	1,594	$1,590,806
Series 2017-06, Class A1, 144A
2.750%(cc)	10/25/57	1,698	1,765,128
			9,956,927
Student Loans — 1.0%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42	1,149	1,182,144
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44	873	902,910
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46	297	309,682
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42	754	772,703
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43	1,319	1,358,084
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48	871	891,018
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42	2,662	2,720,655
Series 2018-CA, Class A2, 144A
3.520%	06/16/42	1,120	1,151,671
Series 2019-CA, Class A2, 144A
3.130%	02/15/68	1,400	1,445,586
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	1,500	1,566,309
Series 2020-BA, Class A2, 144A
2.120%	01/15/69	1,100	1,129,504
Series 2020-FA, Class A, 144A
1.220%	07/15/69	1,345	1,349,824
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48	2,600	2,748,827
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48	1,400	1,468,499
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	1,700	1,747,234
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	2,200	2,266,603
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,700	1,764,860
			24,776,113

Total Asset-Backed Securities (cost $187,708,866)			190,949,144
Commercial Mortgage-Backed Securities — 8.0%
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,100	3,283,849

A13

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	3,850	$4,461,394
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	3,600	4,117,066
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A3
3.014%	05/10/58	2,500	2,672,493
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	974	1,044,554
Series 2016-C01, Class A3
2.944%	05/10/49	2,700	2,884,644
Series 2017-P07, Class A3
3.442%	04/14/50	4,000	4,484,672
Commercial Mortgage Trust,
Series 2014-CR15, Class A2
2.928%	02/10/47	590	597,500
Series 2014-CR18, Class A4
3.550%	07/15/47	2,003	2,158,228
Series 2014-LC17, Class A4
3.648%	10/10/47	5,000	5,390,532
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,500	2,740,546
Series 2017-C08, Class A3
3.127%	06/15/50	3,800	4,170,329
Fannie Mae-Aces,
Series 2015-M08, Class AB2
2.829%(cc)	01/25/25	688	735,784
Series 2015-M17, Class A2
3.014%(cc)	11/25/25	2,794	3,061,929
Series 2017-M01, Class A2
2.497%(cc)	10/25/26	1,600	1,739,660
Series 2017-M04, Class A2
2.670%(cc)	12/25/26	8,600	9,360,321
Series 2017-M08, Class A2
3.061%(cc)	05/25/27	5,900	6,659,329
Series 2018-M04, Class A2
3.147%(cc)	03/25/28	3,075	3,505,558
FHLMC Multifamily Structured Pass-Through Certificates,
Series K020, Class X1, IO
1.493%(cc)	05/25/22	18,083	324,719
Series K021, Class X1, IO
1.543%(cc)	06/25/22	5,100	93,636
Series K055, Class X1, IO
1.497%(cc)	03/25/26	4,547	292,288
Series K064, Class AM
3.327%(cc)	03/25/27	4,200	4,793,845
Series K068, Class AM
3.315%	08/25/27	4,100	4,711,750
Series K069, Class A2
3.187%(cc)	09/25/27	1,650	1,893,973
Series K069, Class AM
3.248%(cc)	09/25/27	750	856,768
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series K070, Class AM
3.364%	12/25/27	1,100	$1,267,450
Series K072, Class A2
3.444%	12/25/27	1,400	1,632,840
Series K075, Class AM
3.650%(cc)	02/25/28	2,550	2,984,344
Series K076, Class A2
3.900%	04/25/28	6,200	7,425,751
Series K076, Class AM
3.900%	04/25/28	1,825	2,184,983
Series K077, Class A2
3.850%(cc)	05/25/28	3,470	4,135,973
Series K077, Class AM
3.850%(cc)	05/25/28	690	822,051
Series K080, Class AM
3.986%(cc)	07/25/28	5,150	6,172,578
Series K081, Class AM
3.900%(cc)	08/25/28	2,600	3,127,083
Series K086, Class AM
3.919%(cc)	12/25/28	800	963,689
Series K157, Class A2
3.990%(cc)	05/25/33	3,100	3,852,266
Series W5FX, Class AFX
3.336%(cc)	04/25/28	1,630	1,844,880
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,000	3,244,724
Series 2015-GC34, Class A3
3.244%	10/10/48	4,800	5,118,601
Series 2016-GS03, Class A3
2.592%	10/10/49	4,200	4,496,728
Series 2016-GS04, Class A3
3.178%	11/10/49	4,000	4,376,534
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	665	716,245
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,841	5,183,658
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP06, Class A3
3.109%	07/15/50	5,581	5,899,461
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A3A
2.881%	06/15/49	2,500	2,708,194
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	498	516,825
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class A3
2.863%	12/15/48	1,081	1,121,584
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3
3.540%	12/15/48	5,000	5,515,273
Series 2016-UB11, Class A3
2.531%	08/15/49	6,300	6,680,306

A14

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-H06, Class A3
3.158%	06/15/52	5,000	$5,585,358
Series 2019-H07, Class A2
2.492%	07/15/52	9,400	9,812,421
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	2,500	2,735,249
Series 2017-C05, Class A4
3.212%	11/15/50	5,000	5,520,868
Series 2018-C09, Class A3
3.854%	03/15/51	1,800	2,056,787
Series 2018-C14, Class A3
4.180%	12/15/51	2,900	3,411,865
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A4
2.792%	12/10/45	1,400	1,438,341
Series 2013-C05, Class A3
2.920%	03/10/46	967	989,923
Series 2013-C06, Class A3
2.971%	04/10/46	1,498	1,556,258
Wells Fargo Commercial Mortgage Trust,
Series 2016-NXS06, Class A3
2.642%	11/15/49	4,500	4,792,130
Series 2017-C38, Class A4
3.190%	07/15/50	3,300	3,672,194
Series 2019-C49, Class A3
3.749%	03/15/52	7,300	8,109,926

Total Commercial Mortgage-Backed Securities (cost $188,604,209)			207,708,708
Corporate Bonds — 12.1%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.750%	02/01/50(a)	1,470	1,325,245
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	551	528,918
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	765	774,753
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	910	1,076,638
			3,705,554
Agriculture — 0.2%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	2,685	2,869,001
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,000	1,000,427
			3,869,428
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.2%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	1,983	$1,630,191
Continental Airlines 2001-1 Class A-1 Pass-Through Trust,
Pass-Through Certificates
6.703%	12/15/22	13	12,987
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	288	284,555
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	273	262,164
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	183	183,265
Southwest Airlines Co.,
Sr. Unsec’d. Notes
2.625%	02/10/30	1,765	1,662,530
			4,035,692
Auto Manufacturers — 0.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%
0.676%(c)	04/12/21	355	355,271
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21	1,455	1,478,389
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	665	619,956
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.336%	03/18/21	515	515,199
3.350%	11/01/22	2,845	2,812,945
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	740	873,980
6.600%	04/01/36	585	708,416
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%
1.118%(c)	04/09/21	820	819,589
Gtd. Notes
3.550%	04/09/21	620	628,164
3.950%	04/13/24	1,700	1,801,313
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN
2.850%	01/15/21	2,300	2,307,981
			12,921,203
Banks — 3.0%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.386%(c)	04/12/23	400	401,386
Sr. Unsec’d. Notes
3.848%	04/12/23	800	853,979

A15

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	—(rr)	275	$311,018
Jr. Sub. Notes, Series JJ
5.125%(ff)	—(rr)	1,145	1,179,775
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31(a)	1,805	1,800,804
2.496%(ff)	02/13/31	5,165	5,399,471
3.194%(ff)	07/23/30	1,050	1,160,086
3.824%(ff)	01/20/28	615	696,404
Sub. Notes, MTN
4.000%	01/22/25	1,700	1,891,356
4.200%	08/26/24	745	829,202
4.450%	03/03/26	4,790	5,501,114
Bank of America NA,
Sub. Notes
6.000%	10/15/36	805	1,148,467
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	610	658,155
3.684%	01/10/23	320	330,193
4.375%	01/12/26	323	362,577
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	705	823,477
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
2.219%(ff)	06/09/26	1,650	1,701,342
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.375%(c)	—(rr)	1,590	1,551,234
Jr. Sub. Notes, Series R
6.125%(ff)	—(rr)	945	935,046
Jr. Sub. Notes, Series T
6.250%(ff)	—(rr)	640	709,314
Sr. Unsec’d. Notes
3.200%	10/21/26	670	738,759
3.700%	01/12/26	1,610	1,808,337
3.887%(ff)	01/10/28	560	633,550
8.125%	07/15/39	365	635,833
Sub. Notes
4.450%	09/29/27	1,485	1,719,824
4.750%	05/18/46	440	551,391
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,100	1,134,719
4.282%	01/09/28	980	1,111,966
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, GMTN
3.375%	05/12/21	1,240	1,255,156
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	1,350	1,411,158
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26	595	677,167
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.165%(c)	—(rr)	1,800	$1,746,934
Jr. Sub. Notes, Series O
5.300%(ff)	—(rr)	560	592,720
Sr. Unsec’d. Notes
3.750%	02/25/26	1,165	1,310,554
3.814%(ff)	04/23/29	440	500,859
3.850%	01/26/27	2,625	2,949,660
Sub. Notes
6.750%	10/01/37	225	325,593
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.550%	04/09/24	400	435,509
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series FF
5.000%(ff)	—(rr)	540	538,845
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	—(rr)	979	938,969
Jr. Sub. Notes, Series II
4.000%(ff)	—(rr)	230	217,089
Jr. Sub. Notes, Series X
6.100%(ff)	—(rr)	1,175	1,233,369
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	270	305,647
3.964%(ff)	11/15/48	2,240	2,702,276
4.005%(ff)	04/23/29	1,360	1,575,311
Sub. Notes
3.875%	09/10/24	3,525	3,903,447
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.885%(c)	—(rr)	640	605,842
Sr. Unsec’d. Notes
4.375%	01/22/47(a)	930	1,205,061
Sr. Unsec’d. Notes, GMTN
3.750%	02/25/23	610	654,698
3.772%(ff)	01/24/29	1,295	1,477,153
3.875%	01/27/26	550	625,212
4.431%(ff)	01/23/30	455	542,864
Sr. Unsec’d. Notes, MTN
3.591%(ff)	07/22/28	1,030	1,155,634
Sub. Notes, GMTN
4.350%	09/08/26	3,050	3,517,085
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.445%(ff)	05/08/30	1,570	1,803,910
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,255	1,340,961
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.364%(ff)	01/30/27	2,250	2,249,394
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	2,895	3,028,123
			77,404,979

A16

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36	1,220	$1,469,999
Biotechnology — 0.0%
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
2.800%	09/15/50(a)	395	370,061
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	300	311,633
Chemicals — 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes, 144A
5.875%	01/31/50	335	307,658
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	1,160	1,199,843
CF Industries, Inc.,
Gtd. Notes
5.375%	03/15/44	740	890,978
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes
3.500%	07/19/22	2,675	2,745,545
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
5.250%	11/15/41	350	427,583
9.400%	05/15/39	30	50,908
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44(a)	620	734,058
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	875	869,911
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	600	576,954
6.500%	09/27/28(a)	405	380,563
			8,184,001
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	875	1,003,385
7.000%	10/15/37(a)	390	557,943
Moody’s Corp.,
Sr. Unsec’d. Notes
2.550%	08/18/60	180	164,767
United Rentals North America, Inc.,
Gtd. Notes
4.875%	01/15/28	735	772,395
5.250%	01/15/30	265	289,400
5.875%	09/15/26	150	158,063
			2,945,953
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services — 0.1%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	445	$489,148
Discover Financial Services,
Sr. Unsec’d. Notes
3.850%	11/21/22	900	956,795
Jefferies Group LLC,
Sr. Unsec’d. Notes
6.500%	01/20/43	465	587,395
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	255	285,030
			2,318,368
Electric — 1.4%
Arizona Public Service Co.,
Sr. Unsec’d. Notes
3.750%	05/15/46	910	1,037,997
Avista Corp.,
First Mortgage
4.350%	06/01/48	845	1,061,888
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	530	771,611
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	335	475,121
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	300	451,360
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	145	198,945
Dominion Energy, Inc.,
Jr. Sub. Notes
4.104%	04/01/21	2,470	2,511,716
DTE Electric Co.,
General Ref. Mortgage, Series A
4.050%	05/15/48	1,075	1,350,776
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	530	789,543
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	845	1,120,770
Enel Finance International NV (Italy),
Gtd. Notes, 144A
4.625%	09/14/25	1,545	1,786,593
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	431,888
Exelon Corp.,
Jr. Sub. Notes
3.497%	06/01/22	2,397	2,506,847

A17

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	1,375	$1,707,232
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	265	341,325
Florida Power & Light Co.,
First Mortgage
5.950%	10/01/33(a)	380	546,576
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	140	191,633
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
3.850%	05/15/28	2,105	2,399,490
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	575	655,176
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	1,560	1,712,664
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,035	1,228,785
Ohio Power Co.,
Sr. Unsec’d. Notes
4.000%	06/01/49	465	569,109
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	785	816,734
PPL Capital Funding, Inc.,
Gtd. Notes
4.000%	09/15/47	980	1,122,761
5.000%	03/15/44	495	621,121
PSEG Power LLC,
Gtd. Notes
3.000%	06/15/21	1,260	1,279,008
Public Service Electric & Gas Co.,
First Mortgage, MTN
3.000%	05/15/27	675	748,901
3.700%	05/01/28	850	993,927
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	515	743,685
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	1,235	1,220,210
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,010	1,212,171
Southern California Edison Co.,
First Ref. Mortgage
4.000%	04/01/47	350	375,408
First Ref. Mortgage, Series C
3.600%	02/01/45	690	703,374
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	495	$519,956
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	1,475	1,571,057
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	593,171
			36,368,529
Electronics — 0.1%
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
1.400%	09/15/27	1,185	1,197,955
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)	1,000	1,079,297
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	1,350	1,099,844
			2,179,141
Foods — 0.1%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
4.875%	10/01/49	1,030	1,083,549
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/49	1,120	1,352,980
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40(a)	535	530,144
			2,966,673
Forest Products & Paper — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41	1,270	1,733,682
Gas — 0.3%
Dominion Energy Gas Holdings LLC,
Sr. Unsec’d. Notes
4.600%	12/15/44	45	55,531
ENN Energy Holdings Ltd. (China),
Sr. Unsec’d. Notes, 144A
2.625%	09/17/30	1,400	1,399,841
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31	835	817,610
3.490%	05/15/27	2,355	2,626,243
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29	2,090	2,382,463
			7,281,688

A18

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products — 0.1%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		720	$1,016,639
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	1,125	1,305,375
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	200	261,556
2.250%	03/07/39	EUR	300	412,733
				2,996,303
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36		480	684,752
Anthem, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		330	413,760
HCA, Inc.,
Gtd. Notes
5.875%	02/01/29		575	673,270
Sr. Sec’d. Notes
5.125%	06/15/39		665	799,105
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47		670	845,152
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes
3.200%	02/01/22		160	165,568
MEDNAX, Inc.,
Gtd. Notes, 144A
5.250%	12/01/23		725	733,762
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.024%	08/01/45		340	424,877
				4,740,246
Home Builders — 0.0%
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27		405	447,596
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24		600	639,916
				1,087,512
Housewares — 0.1%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%	04/01/26		2,010	2,140,263
Insurance — 0.2%
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50		1,125	1,252,824
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	701	$916,240
Markel Corp.,
Sr. Unsec’d. Notes
5.000%	03/30/43	165	199,330
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	650	988,230
Principal Financial Group, Inc.,
Gtd. Notes
4.625%	09/15/42	105	131,043
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,430	1,685,745
6.850%	12/16/39	122	180,206
			5,353,618
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	805	820,543
Machinery-Diversified — 0.0%
Xylem, Inc.,
Sr. Unsec’d. Notes
4.875%	10/01/21	1,060	1,106,237
Media — 0.5%
AMC Networks, Inc.,
Gtd. Notes
5.000%	04/01/24(a)	400	408,927
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50	870	995,157
6.384%	10/23/35	1,695	2,311,351
6.484%	10/23/45	1,000	1,337,980
Comcast Cable Holdings LLC,
Gtd. Notes
9.875%	06/15/22	1,440	1,644,484
Comcast Corp.,
Gtd. Notes
4.150%	10/15/28	1,455	1,750,560
Discovery Communications LLC,
Gtd. Notes, 144A
4.000%	09/15/55	823	832,406
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	270	327,769
ViacomCBS, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/44	1,340	1,567,599
Videotron Ltd. (Canada),
Gtd. Notes
5.000%	07/15/22	850	887,093

A19

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Walt Disney Co. (The),
Gtd. Notes
7.625%	11/30/28	1,265	$1,818,604
			13,881,930
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	315	315,412
Miscellaneous Manufacturing — 0.1%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	800	849,834
Pentair Finance Sarl,
Gtd. Notes
4.500%	07/01/29(a)	2,415	2,748,039
			3,597,873
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.125%	09/27/21	480	486,269
2.750%	01/06/23(a)	385	399,957
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.400%	10/26/22	226	234,610
			1,120,836
Oil & Gas — 0.7%
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	950	592,584
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	850	718,096
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
2.875%	09/30/29	800	852,539
Concho Resources, Inc.,
Gtd. Notes
4.875%	10/01/47	150	165,660
Continental Resources, Inc.,
Gtd. Notes
4.500%	04/15/23(a)	2,141	2,039,921
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	225	227,266
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A
4.950%	07/19/22	255	268,036
6.510%	03/07/22	440	467,750
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,555	1,703,750
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	400	$439,641
Newfield Exploration Co.,
Gtd. Notes
5.750%	01/30/22	80	80,248
Noble Energy, Inc.,
Sr. Unsec’d. Notes
5.050%	11/15/44	595	777,530
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.264%(s)	10/10/36	1,000	439,988
6.450%	09/15/36	1,040	883,965
Ovintiv, Inc.,
Gtd. Notes
6.500%	02/01/38	240	217,555
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.093%	01/15/30(a)	577	605,755
5.750%	02/01/29(a)	610	671,090
6.900%	03/19/49	600	667,201
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.500%	01/21/21	205	206,911
6.350%	02/12/48	458	343,041
6.500%	03/13/27	230	214,471
Gtd. Notes, 144A
6.490%	01/23/27	346	323,661
7.690%	01/23/50	1,682	1,393,581
Gtd. Notes, MTN
6.750%	09/21/47	1,805	1,388,310
6.875%	08/04/26	770	740,469
Sinopec Group Overseas Development 2018 Ltd. (China),
Gtd. Notes, 144A
3.680%	08/08/49	990	1,134,603
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.000%	04/01/29(a)	580	635,900
			18,199,522
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	12/21/25	139	155,361
Packaging & Containers — 0.0%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	675	715,798
Pharmaceuticals — 0.8%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	950	1,052,684
4.500%	05/14/35	1,595	1,936,558
4.700%	05/14/45	855	1,046,417
Sr. Unsec’d. Notes, 144A
4.250%	11/21/49	1,480	1,748,798

A20

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.550%	03/15/35	1,770	$2,159,557
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,150	1,314,714
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24(a)	372	410,959
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	280	353,915
4.250%	10/26/49	1,285	1,689,382
5.000%	08/15/45	745	1,041,231
Cigna Corp.,
Gtd. Notes
4.375%	10/15/28	1,870	2,217,220
Sr. Unsec’d. Notes
3.200%	03/15/40	530	558,240
CVS Health Corp.,
Sr. Unsec’d. Notes
2.700%	08/21/40(a)	500	478,366
4.780%	03/25/38	210	254,767
5.125%	07/20/45	991	1,250,439
5.300%	12/05/43	185	235,466
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40	2,515	2,508,289
Upjohn, Inc.,
Gtd. Notes, 144A
3.850%	06/22/40(a)	1,230	1,328,646
			21,585,648
Pipelines — 0.7%
Energy Transfer Operating LP,
Gtd. Notes
4.650%	06/01/21	610	619,541
4.950%	06/15/28	795	841,623
5.000%	05/15/50	990	912,791
6.125%	12/15/45	120	121,288
Enterprise Products Operating LLC,
Gtd. Notes
3.750%	02/15/25(a)	1,055	1,173,671
Kinder Morgan, Inc.,
Gtd. Notes
3.250%	08/01/50(a)	1,575	1,421,670
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	1,140	1,243,931
4.700%	04/15/48	750	758,130
4.875%	06/01/25	2,275	2,574,424
5.200%	03/01/47	25	26,917
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	130	146,101
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	3,495	3,362,795
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.500%	03/15/50	245	$216,999
4.950%	07/13/47	640	607,820
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	1,315	1,323,110
5.300%	03/01/48	80	64,895
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.850%	03/01/48	230	257,633
4.900%	01/15/45	1,100	1,184,991
			16,858,330
Real Estate Investment Trusts (REITs) — 0.3%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	725	803,709
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.700%	10/01/30	2,420	2,463,483
Prologis LP,
Sr. Unsec’d. Notes
1.250%	10/15/30	2,385	2,328,016
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	2,250	2,480,304
			8,075,512
Retail — 0.3%
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	1,820	2,099,662
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	3,395	3,825,986
L Brands, Inc.,
Gtd. Notes
5.625%	10/15/23	500	521,987
Macy’s Retail Holdings LLC,
Gtd. Notes
3.875%	01/15/22	168	159,031
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	1,020	1,032,790
			7,639,456
Savings & Loans — 0.1%
People’s United Financial, Inc.,
Sr. Unsec’d. Notes
3.650%	12/06/22	1,195	1,261,809
Semiconductors — 0.2%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	667	730,451
4.750%	04/15/29	3,650	4,240,902
			4,971,353

A21

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.1%
Activision Blizzard, Inc.,
Sr. Unsec’d. Notes
2.500%	09/15/50	935	$864,557
Microsoft Corp.,
Sr. Unsec’d. Notes
2.675%	06/01/60	360	378,040
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	1,425	1,387,553
			2,630,150
Telecommunications — 0.8%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43	1,070	1,038,334
3.800%	02/15/27	1,200	1,352,694
4.300%	02/15/30(a)	490	580,140
4.500%	05/15/35	225	265,605
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	4,437	4,287,931
3.650%	09/15/59	4	3,898
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	350	560,433
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27(a)	785	796,754
Level 3 Financing, Inc.,
Gtd. Notes
5.375%	01/15/24(a)	1,000	1,009,182
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	250	269,723
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23	350	354,294
T-Mobile USA, Inc.,
Sr. Sec’d. Notes, 144A
3.875%	04/15/30	5,500	6,275,746
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	1,365	1,635,141
4.125%	08/15/46	520	643,817
4.500%	08/10/33	865	1,093,005
4.862%	08/21/46	615	836,852
			21,003,549
Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
6.700%	08/01/28	735	1,005,107
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	690	981,624
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	120	$143,338
			2,130,069

Total Corporate Bonds (cost $289,529,138)			311,651,869
Municipal Bonds — 0.6%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Revenue Bonds, BABs, Series B
4.263%	09/15/32	180	213,491
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs
2.574%	04/01/31	415	450,815
6.263%	04/01/49	1,305	2,225,625
State of California,
General Obligation, BABs
7.300%	10/01/39	1,250	2,052,525
7.500%	04/01/34	350	580,107
7.625%	03/01/40	205	355,720
			5,664,792
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, Series B, BABs
5.844%	11/01/50	565	938,522
Illinois — 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs
6.395%	01/01/40	970	1,446,668
State of Illinois,
General Obligation
5.100%	06/01/33	200	200,794
General Obligation, Series D, BABs
5.000%	11/01/22	2,305	2,403,861
			4,051,323
New Jersey — 0.1%
New Jersey Turnpike Authority,
Revenue Bonds, BABs
7.414%	01/01/40	1,000	1,685,060
New York — 0.1%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Revenue Bonds, BABs
5.767%	08/01/36	1,100	1,470,205
Ohio — 0.0%
Ohio State University (The),
Revenue Bonds, BABs
4.910%	06/01/40	415	578,169

A22

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio (cont’d.)
Ohio Water Development Authority Water Pollution Control Loan Fund,
Revenue Bonds, BABs
4.879%	12/01/34	275	$335,063
			913,232
Oregon — 0.0%
State of Oregon Department of Transportation,
Revenue Bonds, BABs
5.834%	11/15/34	425	617,500
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, Series B, BABs
5.511%	12/01/45	505	769,110
Virginia — 0.0%
University of Virginia,
Revenue Bonds, Taxable, Series C
4.179%	09/01/2117	355	489,108

Total Municipal Bonds (cost $12,045,302)			16,812,343
Residential Mortgage-Backed Securities — 0.9%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/19	20	19,832
Banc of America Funding Trust,
Series 2015-R04, Class 4A1, 144A
3.500%(cc)	01/27/30	22	21,952
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.690%(cc)	02/25/35	88	87,407
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	04/25/28	87	86,138
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	08/25/28	31	31,332
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	08/25/28	300	294,984
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	06/25/30	620	621,274
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 3.400% (Cap N/A, Floor 0.000%)
3.548%(c)	06/25/30	160	162,181
BVRT Financing Trust,
Series 2019-01, Class F, 144A
2.306%	09/15/21^	3,705	3,675,510
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.656%(c)	11/01/23	3,500	3,522,242
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.503%(cc)	02/25/37	161	158,059
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.155%(c)	01/25/57	1,699	$1,708,225
Series 2017-06, Class A1, 144A
3.015%(cc)	06/25/57	1,760	1,776,916
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	1,567	1,572,410
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	929	1,018,760
FHLMC REMICS,
Series 4535, Class PA
3.000%	03/15/44	775	808,177
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2017-DNA03, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	03/25/30	534	533,624
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA03, Class M2, 144A, 1 Month LIBOR + 3.600% (Cap N/A, Floor 0.000%)
3.748%(c)	07/25/50	1,080	1,085,408
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
5.402%(c)	09/25/50	155	156,128
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	09/25/48	2	2,357
Home Re Ltd. (Bermuda),
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.798%(c)	05/25/29	116	114,501
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
2.962%(cc)	07/25/35	65	63,209
LSTAR Securities Investment Trust,
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
1.655%(c)	04/01/24	112	111,169
Mortgage Repurchase Agreement Financing Trust,
Series 2020-03, Class A1, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
1.406%(c)	01/23/23	400	400,015
Series 2020-04, Class A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23	380	380,060
Series 2020-04, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.506%(c)	04/23/23	735	735,116
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	1,016	1,096,554
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.898%(c)	01/25/48	358	357,487

A23

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Oaktown Re Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/28		103	$102,970
Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.548%(c)	07/25/29		29	28,720
Series 2020-01A, Class M1A, 144A, 1 Month LIBOR + 3.200% (Cap N/A, Floor 3.200%)
3.348%(c)	07/25/30		300	302,196
Series 2020-01A, Class M1B, 144A, 1 Month LIBOR + 4.750% (Cap N/A, Floor 4.750%)
4.898%(c)	07/25/30		600	599,503
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		1,344	1,462,965
Station Place Securitization Trust,
Series 2020-10, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.651%(c)	05/20/21^		320	320,000
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
3.170%(cc)	02/25/34		121	118,161

Total Residential Mortgage-Backed Securities (cost $23,250,429)				23,535,542
Sovereign Bonds — 1.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		2,420	2,690,169
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		465	471,659
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		220	234,846
4.375%	07/12/21		400	410,992
5.000%	06/15/45		430	503,428
7.375%	09/18/37		450	632,501
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		745	782,150
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	433,653
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.375%	03/29/21		714	734,600
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
3.375%	07/30/25	EUR	1,200	1,561,703
4.450%	02/11/24(a)		355	393,195
Sr. Unsec’d. Notes, 144A, MTN
5.875%	01/15/24		750	863,437
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, EMTN
2.150%	07/18/24	EUR	1,510	$1,854,493
4.750%	01/08/26		350	406,398
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.375%	10/31/23		200	217,842
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,000	1,046,684
2.625%	04/20/22		1,400	1,446,534
3.000%	03/12/24		200	216,255
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.000%	09/22/24		395	432,231
4.500%	04/16/50(a)		340	426,096
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		225	241,443
Province of Ontario (Canada),
Sr. Unsec’d. Notes
3.400%	10/17/23		240	261,578
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
3.875%	04/23/23		800	858,911
4.817%	03/14/49		200	269,555
5.103%	04/23/48		665	926,574
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
4.125%	03/11/39	EUR	960	1,278,412
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.375%	10/26/21		980	995,626
2.875%	03/04/23		1,285	1,342,008
4.000%	04/17/25		750	833,033
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
2.500%	06/08/22		1,200	1,239,454
3.250%	06/01/23		600	642,430
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
4.975%	04/20/55(a)		405	539,553
5.100%	06/18/50(a)		395	530,649

Total Sovereign Bonds (cost $23,622,138)				25,718,092
U.S. Government Agency Obligations — 8.3%
Federal Home Loan Bank
5.500%	07/15/36(k)		850	1,326,038
Federal Home Loan Mortgage Corp.
2.000%	01/01/32		736	768,548
2.500%	03/01/30		411	436,256
3.000%	10/01/28		303	325,141
3.000%	06/01/29		588	629,819
3.000%	01/01/37		185	194,753
3.000%	01/01/40		5,000	5,237,379
3.000%	06/01/42		293	311,795
3.000%	10/01/42		709	754,845

A24

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
3.000%	01/01/43	643	$685,422
3.000%	07/01/43	1,698	1,809,334
3.000%	03/01/50	219	229,138
3.000%	05/01/50	788	825,013
3.500%	06/01/42	287	310,784
3.500%	01/01/47	607	645,580
3.500%	02/01/47	838	889,921
4.000%	06/01/26	333	354,277
4.000%	09/01/26	118	125,648
4.000%	03/01/38	351	380,324
4.000%	10/01/39	554	610,961
4.000%	09/01/40	774	852,335
4.000%	12/01/40	317	350,185
4.000%	10/01/41	352	388,683
4.000%	01/01/42	114	125,893
4.500%	02/01/39	70	78,790
4.500%	09/01/39	114	128,513
4.500%	10/01/39	1,004	1,126,777
4.500%	12/01/39	98	110,670
4.500%	07/01/41	175	190,892
4.500%	07/01/41	1,620	1,824,214
4.500%	08/01/41	121	131,749
4.500%	08/01/41	184	203,667
4.500%	08/01/41	247	271,647
4.500%	10/01/41	104	112,110
4.500%	12/01/47	266	288,966
4.500%	08/01/48	655	708,387
5.000%	05/01/34	16	18,115
5.000%	05/01/34	216	248,179
5.000%	10/01/35	6	6,636
5.000%	07/01/37	359	413,308
5.000%	05/01/39	49	55,799
5.500%	12/01/33	41	45,741
5.500%	01/01/34	39	45,040
5.500%	06/01/34	74	87,160
5.500%	07/01/34	148	174,618
5.500%	05/01/37	43	49,865
5.500%	02/01/38	324	375,237
5.500%	05/01/38	36	42,270
5.500%	07/01/38	89	102,788
6.000%	03/01/32	136	153,662
6.000%	12/01/33	49	54,465
6.000%	11/01/36	43	50,277
6.000%	01/01/37	37	43,753
6.000%	05/01/37	19	22,164
6.000%	02/01/38	3	3,816
6.000%	08/01/39	49	57,910
6.750%	09/15/29	605	914,429
6.750%	03/15/31(k)	550	858,096
7.000%	05/01/31	6	6,393
7.000%	06/01/31	13	13,557
7.000%	08/01/31	105	120,893
7.000%	10/01/31	6	6,622
Federal National Mortgage Assoc.
2.000%	TBA	2,500	2,597,656
2.000%	TBA	41,000	42,282,443
2.000%	08/01/31	680	710,460
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
2.500%	TBA	2,000	$2,093,339
2.500%	01/01/28	590	617,460
2.500%	10/01/43	588	626,728
2.500%	12/01/46	1,250	1,331,297
3.000%	TBA	2,000	2,095,547
3.000%	02/01/27	1,139	1,210,511
3.000%	08/01/30	786	825,945
3.000%	11/01/36	1,607	1,682,141
3.000%	04/01/40	461	483,266
3.000%	12/01/42	1,332	1,419,861
3.000%	03/01/43	274	291,627
3.000%	11/01/46	998	1,049,106
3.000%	01/01/47	1,425	1,498,361
3.000%	02/01/47	1,442	1,516,156
3.000%	03/01/47	726	763,407
3.000%	06/01/49	54	56,705
3.000%	09/01/49	67	70,117
3.000%	10/01/49	2,933	3,071,075
3.000%	03/01/50	1,000	1,046,960
3.000%	04/01/50	967	1,012,480
3.000%	04/01/50	1,414	1,480,411
3.000%	05/01/50	598	626,199
3.500%	07/01/31	777	835,905
3.500%	02/01/33	2,008	2,125,422
3.500%	06/01/39	453	489,462
3.500%	01/01/42	3,342	3,606,956
3.500%	05/01/42	1,739	1,881,359
3.500%	07/01/42	725	791,184
3.500%	08/01/42	284	308,054
3.500%	08/01/42	788	846,569
3.500%	09/01/42	422	457,597
3.500%	09/01/42	1,521	1,650,126
3.500%	11/01/42	243	263,339
3.500%	03/01/43	2,077	2,291,511
3.500%	04/01/43	488	528,961
3.500%	04/01/43	663	718,403
3.500%	01/01/46	1,447	1,551,171
3.500%	07/01/46	1,428	1,517,247
3.500%	11/01/46	1,412	1,503,142
3.500%	09/01/47	823	870,777
3.500%	01/01/48	5,653	5,975,958
3.500%	05/01/48	1,503	1,586,352
3.500%	07/01/48	896	943,786
4.000%	10/01/41	2,149	2,370,584
4.000%	09/01/44	1,726	1,875,939
4.000%	10/01/46	421	453,722
4.000%	02/01/47	490	523,910
4.000%	09/01/47	1,314	1,406,828
4.000%	11/01/47	653	727,174
4.000%	11/01/47	2,159	2,316,939
4.500%	07/01/33	41	45,002
4.500%	08/01/33	34	37,652
4.500%	09/01/33	88	96,302
4.500%	10/01/33	7	7,954
4.500%	10/01/33	31	34,583
4.500%	10/01/33	98	107,692
4.500%	01/01/35	1	1,352

A25

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	07/01/39	715	$804,602
4.500%	08/01/39	1,100	1,237,144
4.500%	03/01/41	364	409,993
4.500%	11/01/47	2,705	2,944,124
4.500%	01/01/49	588	635,142
5.000%	03/01/34	194	222,881
5.000%	06/01/35	72	82,319
5.000%	07/01/35	95	108,985
5.000%	09/01/35	64	73,277
5.000%	11/01/35	78	89,158
5.000%	02/01/36	89	102,295
5.000%	05/01/36	45	51,265
5.500%	09/01/33	179	209,167
5.500%	10/01/33	68	79,671
5.500%	12/01/33	44	51,825
5.500%	01/01/34	1	1,184
5.500%	12/01/34	144	169,611
5.500%	10/01/35	530	619,521
5.500%	03/01/36	95	108,700
5.500%	05/01/36	114	132,276
5.500%	04/01/37	78	90,696
6.000%	05/01/21	3	3,304
6.000%	08/01/22	15	15,073
6.000%	04/01/33	16	17,961
6.000%	06/01/33	5	5,503
6.000%	10/01/33	217	250,860
6.000%	11/01/33	5	5,340
6.000%	11/01/33	14	15,909
6.000%	11/01/33	45	50,218
6.000%	01/01/34	265	312,833
6.000%	02/01/34	56	65,747
6.000%	03/01/34	28	31,360
6.000%	03/01/34	41	46,296
6.000%	07/01/34	161	190,134
6.000%	08/01/34	1	666
6.000%	10/01/34	3	3,529
6.000%	11/01/34	2	2,774
6.000%	11/01/34	29	32,842
6.000%	01/01/35	53	59,966
6.000%	01/01/35	149	168,460
6.000%	02/01/35	2	2,086
6.000%	02/01/35	73	81,730
6.000%	02/01/35	201	237,993
6.000%	03/01/35	2	2,061
6.000%	04/01/35	1	850
6.000%	07/01/36	33	38,842
6.000%	02/01/37	60	70,731
6.000%	05/01/37	23	27,136
6.000%	06/01/37	—(r)	583
6.000%	08/01/37	—(r)	108
6.000%	08/01/37	14	15,932
6.000%	09/01/37	—(r)	366
6.000%	10/01/37	34	40,105
6.000%	05/01/38	54	64,151
6.000%	06/01/38	2	2,281
6.250%	05/15/29(k)	610	882,433
6.500%	07/01/32	40	45,895
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	09/01/32	2	$1,710
6.500%	09/01/32	50	57,992
6.500%	09/01/32	58	67,269
6.500%	09/01/32	69	79,231
6.500%	04/01/33	78	89,484
6.500%	11/01/33	21	24,065
6.500%	01/01/34	31	36,045
6.500%	09/01/34	58	66,920
6.500%	10/01/34	64	74,835
6.500%	09/01/36	49	56,267
6.500%	10/01/36	18	21,352
6.500%	11/01/36	21	23,071
6.500%	01/01/37	38	43,027
6.500%	01/01/37	101	117,594
6.625%	11/15/30(k)	800	1,228,637
7.000%	02/01/32	24	27,332
7.000%	05/01/32	13	15,296
7.000%	06/01/32	18	21,515
7.000%	07/01/32	47	55,033
7.125%	01/15/30(k)	3,195	4,949,162
Government National Mortgage Assoc.
2.500%	TBA	4,000	4,192,344
2.500%	03/20/43	236	248,859
2.500%	12/20/46	549	578,332
3.000%	12/20/44	219	230,644
3.000%	03/15/45	633	658,727
3.000%	11/20/45	657	690,454
3.000%	03/20/46	1,469	1,549,560
3.000%	07/20/46	3,805	4,019,485
3.000%	08/20/46	1,010	1,068,605
3.000%	10/20/46	868	914,974
3.000%	11/20/46	519	548,820
3.000%	12/20/46	929	982,968
3.000%	01/20/47	264	278,166
3.000%	04/20/47	1,120	1,184,355
3.500%	12/20/42	1,016	1,102,640
3.500%	05/20/43	312	337,996
3.500%	04/20/45	1,194	1,274,735
3.500%	07/20/46	4,601	4,913,041
3.500%	07/20/48	4,009	4,253,959
3.500%	11/20/48	1,319	1,390,501
3.500%	06/20/49	5,973	6,284,781
4.000%	06/15/40	63	68,707
4.000%	05/20/41	53	58,004
4.000%	12/20/42	530	582,709
4.000%	08/20/44	229	248,247
4.000%	11/20/45	509	548,518
4.000%	12/20/45	1,359	1,460,969
4.000%	09/20/47	4,831	5,184,318
4.000%	02/20/49	2,157	2,295,966
4.500%	04/15/40	417	461,423
4.500%	01/20/41	385	433,360
4.500%	02/20/41	628	705,848
4.500%	03/20/41	315	349,907
4.500%	06/20/44	465	517,100
4.500%	09/20/46	405	446,078
4.500%	11/20/46	596	661,385

A26

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/20/47	372	$405,086
4.500%	05/20/48	826	893,162
4.500%	08/20/48	1,435	1,546,220
5.000%	10/20/37	70	78,842
5.000%	04/20/45	472	540,073
5.500%	08/15/33	173	191,122
5.500%	08/15/33	178	196,993
5.500%	09/15/33	74	82,266
5.500%	12/15/33	13	14,398
5.500%	03/15/34	147	162,994
5.500%	12/15/34	277	324,600
5.500%	07/15/35	47	54,531
5.500%	04/15/36	70	78,067
6.000%	11/15/23	—(r)	179
6.000%	05/15/32	—(r)	71
6.000%	04/15/33	7	7,712
6.000%	12/15/33	75	83,831
6.000%	01/15/34	20	22,460
6.000%	01/15/34	31	36,541
6.000%	01/15/34	52	61,522
6.000%	06/20/34	93	107,549
6.000%	07/15/34	64	76,379
6.500%	10/15/23	1	671
6.500%	12/15/23	2	2,279
6.500%	01/15/24	—(r)	355
6.500%	01/15/24	1	616
6.500%	01/15/24	2	2,674
6.500%	01/15/24	8	8,682
6.500%	01/15/24	8	8,852
6.500%	01/15/24	11	12,442
6.500%	01/15/24	15	16,093
6.500%	01/15/24	35	38,862
6.500%	02/15/24	1	1,573
6.500%	02/15/24	3	3,048
6.500%	02/15/24	4	4,172
6.500%	02/15/24	4	4,459
6.500%	02/15/24	4	4,860
6.500%	02/15/24	5	5,645
6.500%	03/15/24	1	739
6.500%	03/15/24	1	971
6.500%	03/15/24	2	2,761
6.500%	04/15/24	—(r)	291
6.500%	04/15/24	1	1,148
6.500%	04/15/24	1	1,346
6.500%	04/15/24	1	1,561
6.500%	04/15/24	5	5,668
6.500%	04/15/24	7	7,659
6.500%	05/15/24	3	3,178
6.500%	05/15/24	3	3,195
6.500%	05/15/24	11	12,547
6.500%	10/15/24	10	11,243
6.500%	11/15/28	4	4,805
6.500%	08/15/31	4	4,539
6.500%	12/15/31	10	11,170
6.500%	02/15/32	33	38,200
6.500%	06/15/32	21	24,153
6.500%	07/15/32	36	41,045
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
6.500%	08/15/32	4	$5,090
6.500%	08/15/32	6	6,706
6.500%	08/15/32	7	7,951
6.500%	08/15/32	25	28,591
6.500%	08/15/32	157	187,242
6.500%	08/15/34	24	27,877
6.500%	06/15/35	33	38,804
6.500%	09/15/36	48	57,372
8.000%	01/15/24	5	5,284
8.000%	07/15/24	—(r)	322
Tennessee Valley Authority, Sr. Unsec’d. Notes
7.125%	05/01/30	510	785,160

Total U.S. Government Agency Obligations (cost $206,331,988)			214,128,134
U.S. Treasury Obligations — 1.0%
U.S. Treasury Bonds
2.875%	05/15/43	840	1,096,725
3.125%	02/15/43	840	1,138,069
3.375%	05/15/44	3,215	4,537,169
3.625%	02/15/44(a)	490	715,936
3.750%	11/15/43	490	727,879
U.S. Treasury Notes
0.250%	09/30/25	1,730	1,727,702
0.375%	09/30/27	5,960	5,919,956
3.125%	11/15/28(a)	6,650	8,009,094
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39(k)	360	281,419
2.345%(s)	11/15/43	3,600	2,553,328

Total U.S. Treasury Obligations (cost $26,163,333)			26,707,277

Total Long-Term Investments (cost $1,347,086,109)			2,339,361,804

	Shares
Short-Term Investments — 13.9%
Affiliated Mutual Funds — 13.7%
PGIM Core Ultra Short Bond Fund(w)	289,805,180	289,805,180
PGIM Institutional Money Market Fund (cost $63,996,517; includes $63,981,116 of cash collateral for securities on loan)(b)(w)	64,154,182	64,141,351

Total Affiliated Mutual Funds (cost $353,801,697)		353,946,531

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.1%
U.S. Treasury Bills
0.100%	12/17/20	3,075	3,074,375
(cost $3,074,343)

A27

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Value
Options Purchased*~ — 0.1%
(cost $13,847)	$842,015

Total Short-Term Investments (cost $356,889,887)	357,862,921

TOTAL INVESTMENTS—104.4% (cost $1,703,975,996)	2,697,224,725

Liabilities in excess of other assets(z) — (4.4)%	(112,882,834)

Net Assets — 100.0%	$2,584,341,891

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBS	Collateralized Mortgage-Backed Security
CMS	Constant Maturity Swap
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
EONIA	Euro Overnight Index Average
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
RSP	Savings Shares
S&P	Standard & Poor’s
Strips	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,995,510 and 0.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,081,421; cash collateral of $63,981,116 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(r)	Less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		2,424	$57,858
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%		—		2,357	56,263
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		5,892	133,486
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		11,696	265,432
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		11,860	278,517
A28

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		2,357	$50,459
Total Options Purchased (cost $13,847)									$842,015
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
325	2 Year U.S. Treasury Notes	Dec. 2020	$71,812,305	$29,364
139	5 Year U.S. Treasury Notes	Dec. 2020	17,518,344	3,939
122	10 Year U.S. Ultra Treasury Notes	Dec. 2020	19,510,469	(15,931)
19	20 Year U.S. Treasury Bonds	Dec. 2020	3,349,344	(290)
325	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	72,089,062	(470,503)
13	Mini MSCI EAFE Index	Dec. 2020	1,204,580	(21,815)
232	S&P 500 E-Mini Index	Dec. 2020	38,883,200	(141,823)
				(617,059)
Short Positions:
24	10 Year Euro-Bund	Dec. 2020	4,910,783	(51,747)
510	10 Year U.S. Treasury Notes	Dec. 2020	71,160,938	(117,004)
				(168,751)
				$(785,810)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	6,957	$8,095,780	$8,157,169	$61,389	$—
Expiring 10/02/20	Citibank, N.A.	EUR	251	294,572	294,810	238	—
				$8,390,352	$8,451,979	61,627	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	1,700	$1,260,015	$1,276,784	$—	$(16,769)
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	7,209	8,515,957	8,451,978	63,979	—
Expiring 11/03/20	Citibank, N.A.	EUR	6,957	8,101,147	8,162,556	—	(61,409)
				$17,877,119	$17,891,318	63,979	(78,178)
						$125,606	$(78,178)
A29

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreement outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	2,800	2.807%	$(59,953)	$18,567	$(78,520)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	15,600	$57,705	$180,313	$122,608

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2020(4)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
iTraxx.EUR.34.V1	12/20/25	1.000%(Q)	EUR	25,750	0.592%	$683,744	$651,947	$(31,797)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	790	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	$(7,175)	$(217,117)	$(209,942)
A30

CONSERVATIVE BALANCED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest rate swap agreements outstanding at September 30, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,120	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	$—	$(327,676)	$(327,676)
				$(7,175)	$(544,793)	$(537,618)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at September 30, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Barclays US CMBS ERISA Index(M)	1 Month LIBOR(M)	Barclays Bank PLC	5/01/21	11,000	$—	$—	$—
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A31